UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.2%
AAR Corp. (a)	4,300	$106,726
Aerosonic Corp. (a)	200	784
AeroVironment, Inc. (a)	2,900	75,719
Alliant Techsystems, Inc. (a)	4,562	370,891
The Allied Defense Group, Inc. (a)	1,477	10,649
American Defense Systems, Inc. (a)	13,400	4,824
Applied Energetics, Inc. (a)(b)	13,532	10,521
Applied Signal Technology, Inc.	3,100	60,698
Argon ST, Inc. (a)	2,800	74,508
Arotech Corp. (a)	3,320	5,478
Astronics Corp. (a)	1,000	9,810
Astrotech Corp. (a)	2,934	9,418
Aviation General, Inc. (a)	1,200	—
BE Aerospace, Inc. (a)	13,200	401,940
Ceradyne, Inc. (a)	4,475	101,538
Cubic Corp.	1,800	64,800
Curtiss-Wright Corp.	5,000	174,000
Ducommun, Inc.	1,600	33,616
Esterline Technologies Corp. (a)	3,700	182,891
Force Protection, Inc. (a)	8,800	52,976
GenCorp, Inc. (a)	10,600	61,056
Hawk Corp., Class A (a)	800	15,600
Heico Corp., Class A	2,240	88,883
Herley Industries, Inc. (a)	975	14,294
Hexcel Corp. (a)	10,700	154,508
ICx Technologies, Inc. (a)	4,000	27,880
Innovative Solutions & Support, Inc. (a)	3,261	20,544
Kratos Defense & Security Solutions, Inc. (a)	1,563	22,304
LMI Aerospace, Inc. (a)	2,600	48,308
Ladish Co., Inc. (a)	2,500	50,400
Mantech International Corp., Class A (a)	2,195	107,182
Moog, Inc., Class A (a)	4,593	162,684
Orbital Sciences Corp. (a)	7,300	138,773
RBC Bearings, Inc. (a)	2,400	76,488
Smith & Wesson Holding Corp. (a)	11,500	43,470
Spirit Aerosystems Holdings, Inc., Class A (a)	12,000	280,560
Sturm Ruger & Co., Inc. (b)	4,400	52,756
Taser International, Inc. (a)	10,930	64,050
Teledyne Technologies, Inc. (a)	4,800	198,096
TransDigm Group, Inc.	5,100	270,504
Triumph Group, Inc.	2,400	168,216
VSE Corp.	1,000	41,160

		3,859,503

Alternative Energy — 0.2%
Akeena Solar, Inc. (a)(b)	2,600	2,730
Ascent Solar Technologies, Inc. (a)	1,500	5,775
BioFuel Energy Corp. (a)	4,600	13,524
Daystar Technologies, Inc. (a)	3,700	1,110
Ener1, Inc. (a)(b)	8,500	40,205

Common Stocks	Shares	Value

Alternative Energy (concluded)
Energy Conversion Devices, Inc. (a)(b)	5,758	$45,085
Evergreen Solar, Inc. (a)(b)	16,600	18,758
FuelCell Energy, Inc. (a)(b)	11,800	33,276
GT Solar International, Inc. (a)(b)	3,300	17,259
Green Plains Renewable Energy (a)	1,913	27,299
GreenHunter Energy, Inc. (a)	300	384
Hoku Corp. (a)	2,900	7,482
Ocean Power Technologies, Inc. (a)	2,700	19,089
Pacific Ethanol, Inc. (a)(b)	15,500	17,205
Plug Power, Inc. (a)	19,907	13,780
Raser Technologies, Inc. (a)(b)	4,700	4,700
STR Holdings, Inc. (a)	1,500	35,250
SunPower Corp., Class A (a)(b)	9,550	180,495
SunPower Corp., Class B (a)	3,173	53,116
Verenium Corp. (a)	441	2,231

		538,753

Automobiles & Parts — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	8,046	80,299
Amerigon, Inc. (a)	4,600	46,506
ArvinMeritor, Inc. (a)	11,100	148,185
BorgWarner, Inc.	14,700	561,246
Cooper Tire & Rubber Co.	6,900	131,238
Dana Holding Corp. (a)	16,700	198,396
Dorman Products, Inc. (a)	1,300	24,687
Exide Technologies (a)	6,887	39,600
Federal-Mogul Corp., Class A (a)	3,120	57,283
Fuel Systems Solutions, Inc. (a)(b)	2,160	69,034
Gentex Corp.	18,990	368,786
LKQ Corp. (a)	18,280	371,084
Lear Corp. (a)	5,354	424,840
LoJack Corp. (a)	3,489	14,409
Modine Manufacturing Co. (a)	4,566	51,322
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	31,112	20,845
Shiloh Industries, Inc. (a)	400	2,260
Standard Motor Products, Inc.	4,500	44,640
Stoneridge, Inc. (a)	1,700	16,813
Strattec Security Corp. (a)	900	18,288
Superior Industries International, Inc.	3,110	50,009
TRW Automotive Holdings Corp. (a)	10,206	291,687
Tenneco, Inc. (a)	8,037	190,075
Titan International, Inc. (b)	6,875	60,019
U.S. Auto Parts Network, Inc. (a)	3,832	28,817
United Capital Corp. (a)	600	14,232
WABCO Holdings, Inc.	8,600	257,312

		3,581,912

Banks — 5.2%
1st Source Corp.	1,510	26,501
1st United BanCorp., Inc. (a)	400	3,220
Abington Bancorp, Inc.	2,400	18,960
Alliance Financial Corp.	500	14,740
Amcore Financial, Inc. (a)	3,170	1,439

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	1

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Ameriana Bancorp	200	$530
American National Bankshares, Inc.	600	12,090
Ameris Bancorp	1,554	14,031
Ames National Corp.	700	14,035
Anchor Bancorp Wisconsin, Inc. (a)	2,600	2,860
Arrow Financial Corp.	1,205	32,402
Associated Banc-Corp.	23,359	322,354
Astoria Financial Corp.	12,250	177,625
Atlantic Coast Federal Corp.	434	1,128
BCSB Bancorp, Inc. (a)	631	5,837
BOK Financial Corp. (b)	3,231	169,434
Bancfirst Corp.	1,000	41,910
The Bancorp, Inc. (a)	3,400	30,260
Bancorp of New Jersey, Inc.	1,300	17,680
Bancorp Rhode Island, Inc.	900	24,615
BancorpSouth, Inc.	8,900	186,544
BancTrust Financial Group, Inc.	3,818	18,517
Bank Mutual Corp.	5,900	38,350
Bank of Granite Corp. (a)	2,778	3,361
Bank of Hawaii Corp. (c)	6,700	301,165
Bank of Marin Bancorp	500	16,540
Bank of the Ozarks, Inc. (c)	2,500	87,975
BankAtlantic Bancorp, Inc.	7,368	13,041
BankFinancial Corp.	2,200	20,174
Banner Corp.	2,500	9,600
Bar Harbor Bankshares	500	15,250
Beneficial Mutual Bancorp, Inc. (a)	4,000	37,920
Berkshire Bancorp, Inc.	300	1,875
Berkshire Hills Bancorp, Inc.	1,700	31,161
BofI Holding, Inc. (a)	2,300	32,039
Boston Private Financial Holdings, Inc.	11,400	84,018
Bridge Bancorp, Inc.	1,100	25,740
Brookline Bancorp, Inc.	10,299	109,581
Bryn Mawr Bank Corp.	700	12,705
CFS Bancorp, Inc.	2,640	11,695
CVB Financial Corp. (b)	15,275	151,681
California First National Bancorp	600	8,010
Camco Financial Corp.	894	2,628
Camden National Corp.	800	25,688
Cape Bancorp, Inc. (a)	200	1,614
Capital Bank Corp.	3,637	16,221
Capital City Bank Group, Inc.	1,325	18,881
CapitalSource, Inc.	30,741	171,842
Capitol Bancorp Ltd.	1,820	4,404
Capitol Federal Financial	2,767	103,652
Cardinal Financial Corp.	4,200	44,856
Carrollton Bancorp	210	1,094
Cascade Bancorp (a)	2,975	1,636
Cascade Financial Corp.	2,391	4,686
Cathay General Bancorp (b)	10,522	122,581
Center Bancorp, Inc.	3,015	25,055
Center Financial Corp.	3,475	16,854
Centerstate Banks, Inc.	1,886	23,104

Common Stocks	Shares	Value

Banks (continued)
Central Pacific Financial Corp. (a)(b)	4,555	$7,652
Century Bancorp, Inc., Class A	900	17,280
Charter Financial Corp.	500	5,350
Chemical Financial Corp.	2,713	64,081
Chicopee Bancorp, Inc. (a)	600	7,620
Citibank (a)(b)	3,232	3,652
Citizens & Northern Corp.	1,012	12,701
Citizens Banking Corp. (a)	69,785	82,346
Citizens South Banking Corp.	2,496	15,375
City Holding Co.	2,900	99,441
City National Corp.	5,200	280,644
Clifton Savings Bancorp, Inc.	980	9,085
CoBiz Financial, Inc.	2,448	15,251
Colony Bankcorp, Inc.	750	4,380
Columbia Banking System, Inc.	4,630	94,035
Comm Bancorp, Inc.	100	1,825
Commerce Bancshares, Inc.	8,773	360,921
Community Bank System, Inc.	5,500	125,290
Community Trust Bancorp, Inc.	1,580	42,802
Cullen/Frost Bankers, Inc.	7,540	420,732
Danvers Bancorp, Inc.	3,700	51,171
Dime Community Bancshares, Inc.	3,900	49,257
Doral Financial Corp. (a)	677	2,918
ESB Financial Corp.	629	8,108
ESSA Bancorp, Inc.	2,400	30,096
Eagle Bancorp, Inc. (a)	1,259	14,919
East-West Bancorp, Inc.	13,119	228,533
Eastern Virginia Bankshares, Inc.	300	2,265
Emclaire Financial Corp.	100	1,471
Encore Bancshares, Inc. (a)	1,700	16,099
Enterprise Financial Services Corp.	2,700	29,862
EuroBancshares, Inc. (a)	1,400	517
F.N.B. Corp.	12,236	99,234
FNB United Corp.	2,022	2,447
Farmers Capital Bank Corp.	300	2,571
Financial Institutions, Inc.	1,900	27,778
First Bancorp, Inc.	400	6,376
First Bancorp, North Carolina	1,800	24,336
First BanCorp, Puerto Rico (b)	16,800	40,488
First Busey Corp.	4,508	19,925
First Chester County Corp.	800	8,096
First Citizens Banc Corp.	1,258	5,636
First Citizens BancShares, Inc., Class A	683	135,753
First Commonwealth Financial Corp.	9,100	61,061
First Community Bancshares, Inc.	1,200	14,844
First Defiance Financial Corp.	1,300	13,156
First Federal Bancshares of Arkansas, Inc.	1,515	5,802
First Financial Bancorp	8,810	156,730
First Financial Bankshares, Inc.	2,166	111,657
First Financial Corp.	1,100	31,856
First Financial Holdings, Inc.	1,400	21,084
First Financial Northwest, Inc.	3,100	21,173
First Financial Service Corp.	358	3,133

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
First M&F Corp.	1,106	$3,528
First Merchants Corp.	2,533	17,630
First Midwest Bancorp, Inc.	10,375	140,581
First Niagara Financial Group, Inc.	25,380	360,904
The First of Long Island Corp.	400	9,640
First Place Financial Corp.	2,994	11,946
First Security Group, Inc.	1,076	2,324
First South Bancorp, Inc.	1,000	12,500
First State Bancorp. (a)	3,300	1,815
First United Corp.	700	4,200
FirstMerit Corp.	12,229	263,780
Flagstar Bancorp, Inc. (a)	11,718	7,031
Flushing Financial Corp.	2,950	37,347
Fox Chase Bancorp, Inc. (a)	1,600	17,296
Frontier Financial Corp. (a)(b)	540	1,048
Fulton Financial Corp.	25,411	258,938
German American Bancorp, Inc.	661	10,001
Glacier Bancorp, Inc.	9,856	150,107
Great Southern Bancorp, Inc.	1,100	24,684
Greene County Bancshares, Inc. (b)	2,027	16,540
Guaranty Bancorp (a)	5,400	8,586
HMN Financial, Inc. (a)	1,094	6,017
Hampton Roads Bankshares, Inc. (b)	4,404	6,870
Hancock Holding Co.	4,200	175,602
Hanmi Financial Corp. (a)(b)	14,356	34,454
Harleysville National Corp.	4,668	31,276
Hawthorn Bancshares, Inc.	260	3,133
Heartland Financial USA, Inc.	1,700	27,149
Heritage Commerce Corp.	2,744	11,470
Heritage Financial Corp.	420	6,338
Home Bancorp, Inc. (a)	1,000	14,000
Home Bancshares, Inc.	1,958	51,770
Home Federal Bancorp, Inc.	1,800	26,118
Hudson Valley Holding Corp.	934	22,603
IBERIABANK Corp.	3,200	192,032
Independent Bank Corp./MA	2,313	57,039
Independent Bank Corp./MI	6,490	4,543
Indiana Community Bancorp	1,100	10,065
Integra Bank Corp.	5,814	3,605
International Bancshares Corp. (b)	6,141	141,182
Intervest Bancshares Corp.	2,439	9,634
Investors Bancorp, Inc. (a)	5,678	74,950
Jefferson Bancshares, Inc.	2,346	10,721
Kearny Financial Corp.	2,300	23,989
Lakeland Bancorp, Inc.	2,600	23,010
Lakeland Financial Corp.	3,200	60,960
Legacy Bancorp, Inc./MA	1,700	16,133
Louisiana Bancorp, Inc. (a)	600	8,706
MB Financial, Inc.	7,530	169,651
Macatawa Bank Corp. (a)	3,239	5,668
MainSource Financial Group, Inc.	2,301	15,486
Malvern Federal Bancorp, Inc.	1,200	11,580
Mercantile Bank Corp.	3,570	14,030

Common Stocks	Shares	Value

Banks (continued)
Merchants Bancshares, Inc.	550	$11,941
Metro Bancorp, Inc. (a)	700	9,639
Mid Penn Bancorp, Inc.	115	1,150
Midwest Banc Holdings, Inc. (a)	6,737	1,819
MidwestOne Financial Group, Inc.	900	10,611
MutualFirst Financial, Inc.	300	1,995
NASB Financial, Inc.	400	9,248
NBT Bancorp, Inc.	3,560	81,346
Nara Bancorp, Inc. (a)	6,000	52,560
National Bankshares, Inc.	157	4,278
National Penn Bancshares, Inc.	20,227	139,566
New York Community Bancorp, Inc. (b)	56,041	926,918
NewAlliance Bancshares, Inc.	13,500	170,370
Newbridge Bancorp (a)	4,304	15,279
North Valley Bancorp (a)	3,289	5,789
Northern States Financial Corp. (a)	300	990
Northfield Bancorp, Inc.	2,200	31,856
Northwest Bancshares, Inc.	7,900	92,746
Norwood Financial Corp.	157	4,239
OceanFirst Financial Corp.	4,400	49,984
Ohio Valley Banc Corp.	875	18,848
Old National Bancorp	12,721	152,016
Old Second Bancorp, Inc. (b)	4,286	28,245
Oriental Financial Group	3,894	52,569
Oritani Financial Corp.	1,400	22,498
Orrstown Financial Service, Inc.	269	6,825
PAB Bankshares, Inc. (a)	1,688	3,629
PVF Capital Corp. (a)	2,476	4,655
Pacific Capital Bancorp (b)	12,210	22,100
Pacific Continental Corp.	1,300	13,650
PacWest Bancorp	4,561	104,082
Pamrapo Bancorp, Inc.	1,000	8,040
Park National Corp. (b)	1,230	76,641
Parkvale Financial Corp.	500	3,730
Peapack-Gladstone Financial Corp.	906	14,233
Penns Woods Bancorp, Inc.	800	26,840
Peoples Bancorp, Inc.	1,095	18,046
Peoples Bancorp of North Carolina, Inc.	363	2,160
Peoples Financial Corp.	1,000	14,970
Pinnacle Financial Partners, Inc. (a)	5,842	88,273
Popular, Inc.	91,739	266,960
Porter Bancorp, Inc.	1,035	13,559
Preferred Bank	4,683	6,369
Premierwest Bancorp	840	378
PrivateBancorp, Inc.	8,100	110,970
Prosperity Bancshares, Inc.	6,700	274,700
Provident Financial Holdings, Inc.	500	1,740
Provident Financial Services, Inc.	9,789	116,489
Provident New York Bancorp	4,803	45,532
Prudential Bancorp, Inc. of Pennsylvania	1,400	11,816
Pulaski Financial Corp.	1,000	6,700

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Renasant Corp.	2,475	$40,045
Republic Bancorp, Inc., Class A	1,448	27,280
Republic First Bancorp, Inc. (a)	1,946	7,531
Riverview Bancorp, Inc. (a)	1,650	3,795
Rockville Financial, Inc.	1,300	15,847
Rodman & Renshaw Capital Group, Inc. (a)	5,100	20,145
Roma Financial Corp.	900	11,286
Rome Bancorp, Inc.	2,000	16,520
Royal Bancshares of Pennsylvania, Class A (a)	1,265	3,125
S&T Bancorp, Inc. (b)	3,000	62,700
SCBT Financial Corp.	1,200	44,448
SVB Financial Group (a)	5,805	270,861
SY Bancorp, Inc.	1,310	29,802
Sandy Spring Bancorp, Inc.	2,050	30,750
Santander BanCorp (a)	703	8,626
Savannah Bancorp, Inc.	188	2,000
Seacoast Banking Corp. of Florida	7,491	12,810
Shore Bancshares, Inc.	850	12,113
Sierra Bancorp	800	10,312
Signature Bank (a)	6,000	222,300
Simmons First National Corp., Class A	2,800	77,196
Smithtown Bancorp, Inc. (b)	5,200	21,476
The South Financial Group, Inc.	49,735	34,382
Southside Bancshares, Inc.	1,735	37,424
Southwest Bancorp, Inc.	4,200	34,734
Southwest Georgia Financial Corp.	132	1,597
State Bancorp, Inc.	1,425	11,215
StellarOne Corp.	2,425	32,422
Sterling Bancorp	2,605	26,180
Sterling Bancshares, Inc.	14,925	83,281
Sterling Financial Corp. (a)(b)	12,643	7,207
Suffolk Bancorp	1,200	36,852
Summit Financial Group, Inc.	785	3,022
Sun Bancorp, Inc. (a)	2,109	8,309
Superior Bancorp (a)	2,362	7,488
Susquehanna Bancshares, Inc.	14,000	137,340
Synovus Financial Corp. (b)	56,427	185,645
TCF Financial Corp.	17,090	272,415
TF Financial Corp.	100	1,909
TFS Financial Corp.	10,500	140,175
Teche Holding Co.	200	6,580
Texas Capital Bancshares, Inc. (a)	6,200	117,738
TierOne Corp. (a)	1,100	352
Tompkins Trustco, Inc.	915	33,379
Tower Bancorp, Inc.	600	16,062
Towne Bank (b)	2,600	36,296
Trico Bancshares	1,600	31,840
TrustCo Bank Corp. NY	8,360	51,581
Trustmark Corp.	8,200	200,326
UMB Financial Corp.	3,920	159,152
Umpqua Holdings Corp.	13,466	178,559

Common Stocks	Shares	Value

Banks (concluded)
Union First Market Bankshares Corp.	1,450	$21,895
United Bancorp, Inc.	336	2,822
United Bankshares, Inc. (b)	6,700	175,674
United Community Banks, Inc. (a)	15,380	67,826
United Community Financial Corp. (a)	3,252	4,911
United Financial Bancorp, Inc.	1,100	15,378
United Security Bancshares (a)	1,108	5,485
United Western Bancorp, Inc.	2,860	4,376
Univest Corp. of Pennsylvania	1,400	26,166
Valley National Bancorp (b)	20,022	307,738
ViewPoint Financial Group	2,100	34,041
Virginia Commerce Bancorp (a)	4,570	30,390
W Holding Co., Inc. (a)(b)	205	2,052
WSFS Financial Corp.	1,800	70,200
WVS Financial Corp.	200	2,800
Washington Banking Co.	4,000	50,360
Washington Federal, Inc.	15,721	319,451
Washington Trust Bancorp, Inc.	1,300	24,232
Waterstone Financial, Inc. (a)	600	2,172
Wayne Savings Bancshares, Inc.	151	1,276
Webster Financial Corp.	8,973	156,938
WesBanco, Inc.	2,789	45,349
West Bancorp., Inc.	840	5,527
West Coast Bancorp	7,862	20,284
Westamerica Bancorp. (b)	4,200	242,130
Western Alliance Bancorp (a)	6,400	36,416
Westfield Financial, Inc.	4,000	36,760
Whitney Holding Corp.	14,125	194,784
Wilmington Trust Corp. (b)	9,200	152,444
Wilshire Bancorp, Inc.	4,000	44,120
Wintrust Financial Corp.	3,850	143,258
Yardkin Valley Financial Corp.	1,200	5,160

		16,538,846

Beverages — 0.3%
Boston Beer Co., Inc., Class A (a)	1,300	67,938
Central European Distribution Corp. (a)	7,493	262,330
Coca-Cola Bottling Co. Consolidated	400	23,464
Hansen Natural Corp. (a)	8,500	368,730
Jamba, Inc. (a)	6,000	16,320
Jones Soda Co. (a)	4,200	2,721
National Beverage Corp.	2,160	24,019
PepsiCo, Inc.	1	48
Reddy Ice Holdings, Inc. (a)	5,200	24,024
Willamette Valley Vineyards, Inc. (a)	971	3,438

		793,032

Chemicals — 2.7%
Aceto Corp.	7,425	44,847
Albemarle Corp.	12,400	528,612
American Vanguard Corp.	1,300	10,595

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals (concluded)
Arch Chemicals, Inc.	2,700	$92,853
Ashland, Inc.	8,700	459,099
Balchem Corp.	3,000	73,950
Cabot Corp.	7,300	221,920
Calgon Carbon Corp. (a)	8,000	136,960
Cambrex Corp. (a)	3,100	12,555
Celanese Corp., Series A	18,600	592,410
Cytec Industries, Inc.	6,900	322,506
Ferro Corp.	10,950	96,250
Georgia Gulf Corp. (a)	256	4,733
H.B. Fuller Co.	5,300	123,013
Hawkins, Inc. (b)	2,400	58,080
Huntsman Corp.	22,000	265,100
ICO, Inc.	5,600	45,248
Innophos Holdings, Inc.	3,200	89,280
KMG Chemicals, Inc.	1,950	34,281
Koppers Holdings, Inc.	2,200	62,304
Kronos Worldwide, Inc. (a)	482	7,061
LSB Industries, Inc. (a)	3,500	53,340
Lubrizol Corp.	8,915	817,684
Material Sciences Corp. (a)	1,580	3,255
Metabolix, Inc. (a)	2,500	30,450
Minerals Technologies, Inc.	2,900	150,336
The Mosaic Co.	19,200	1,166,784
NL Industries, Inc.	900	7,722
Nanophase Technologies Corp. (a)	3,000	5,700
NewMarket Corp.	1,520	156,545
OM Group, Inc. (a)	4,200	142,296
Olin Corp.	8,792	172,499
Omnova Solutions, Inc. (a)	3,966	31,133
Penford Corp. (a)	2,100	21,525
PolyOne Corp. (a)	9,500	97,280
Polypore International, Inc. (a)	2,147	37,487
Quaker Chemical Corp.	2,100	56,931
RPM International, Inc.	17,900	381,986
Rentech, Inc. (a)	30,300	31,209
Rockwood Holdings, Inc. (a)	5,700	151,734
Schulman A, Inc.	4,000	97,880
Senomyx, Inc. (a)	3,400	11,135
Sensient Technologies Corp.	5,200	151,112
Solutia, Inc. (a)	15,097	243,213
Spartech Corp. (a)	3,400	39,780
Stepan Co.	1,300	72,657
TOR Minerals International, Inc. (a)	429	1,926
Terra Industries, Inc.	12,200	558,272
Tredegar Corp.	2,500	42,700
Valhi, Inc.	1,338	26,332
W.R. Grace & Co. (a)	7,200	199,872
Westlake Chemical Corp.	2,100	54,159
Zagg, Inc. (a)	2,018	5,711
Zep, Inc.	2,000	43,760
Zoltek Cos., Inc. (a)(b)	5,700	54,948

		8,401,010

Common Stocks	Shares	Value

Construction & Materials — 2.2%
A.O. Smith Corp.	3,500	$183,995
Aaon, Inc.	1,550	35,061
Acuity Brands, Inc.	4,900	206,829
Advanced Environmental Recycling Technologies, Inc., Class A (a)	10,166	4,066
American Biltrite, Inc. (a)	200	604
American DG Energy, Inc. (a)	2,000	5,980
American Woodmark Corp.	1,000	19,390
Ameron International Corp.	1,500	94,335
Apogee Enterprises, Inc.	5,200	82,212
Argan, Inc. (a)	900	11,700
Armstrong World Industries, Inc. (a)	2,098	76,178
Baran Group Ltd. (a)	102	816
BlueLinx Holdings, Inc. (a)	2,000	7,620
Builders FirstSource, Inc. (a)	5,290	16,664
EMCOR Group, Inc. (a)	9,300	229,059
Eagle Materials, Inc.	5,020	133,231
Generac Holdings, Inc. (a)	3,400	47,634
Gibraltar Industries, Inc. (a)	3,400	42,874
Granite Construction, Inc.	4,650	140,523
Great Lakes Dredge & Dock Corp.	6,000	31,500
Griffon Corp. (a)	5,628	70,125
Headwaters, Inc. (a)	7,500	34,425
Hill International, Inc. (a)	3,400	19,822
Insituform Technologies, Inc., Class A (a)	4,224	112,401
Insteel Industries, Inc.	1,900	20,311
Integrated Electrical Services, Inc. (a)	1,500	8,475
KBR, Inc.	19,570	433,671
L.B. Foster Co., Class A (a)	1,400	40,446
Layne Christensen Co. (a)	2,100	56,091
Lennox International, Inc.	7,300	323,536
Louisiana-Pacific Corp. (a)	17,041	154,221
MDU Resources Group, Inc.	22,186	478,774
MYR Group, Inc. (a)	3,600	58,716
Martin Marietta Materials, Inc.	6,000	501,300
McDermott International, Inc. (a)	28,800	775,296
Mueller Water Products, Inc., Series A	16,000	76,480
NCI Building Systems, Inc. (a)	1,240	13,690
Northwest Pipe Co. (a)	1,200	26,220
Omega Flex, Inc.	500	5,250
Orion Marine Group, Inc. (a)	4,600	83,030
Owens Corning, Inc. (a)	14,004	356,262
PGT, Inc. (a)	3,299	5,971
Pike Electric Corp. (a)	2,700	25,164
Quanex Building Products Corp.	6,250	103,312
Shaw Group, Inc. (a)	11,300	388,946
Simpson Manufacturing Co., Inc.	4,100	113,816
Sterling Construction Co., Inc. (a)	2,600	40,872
TRC Cos., Inc. (a)	1,273	3,730
Texas Industries, Inc. (b)	3,400	116,178
Trex Co., Inc. (a)(b)	1,800	38,322
Tutor Perini Corp. (a)	3,200	69,600
USG Corp. (a)(b)	7,600	130,416

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	5

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction & Materials (concluded)
U.S. Concrete, Inc. (a)	5,600	$2,128
Universal Forest Products, Inc.	3,200	123,264
Valmont Industries, Inc.	3,100	256,773
Valspar Corp.	11,300	333,124
Watsco, Inc.	3,700	210,456
Watts Water Technologies, Inc., Class A	3,200	99,392

		7,080,277

Electricity — 2.0%
Allete, Inc.	3,100	103,788
Alliant Energy Corp.	15,000	498,900
Black Hills Corp.	4,000	121,400
CH Energy Group, Inc.	1,700	69,428
Calpine Corp. (a)	48,100	571,909
Central Vermont Public Service Corp.	1,600	32,272
Cleco Corp.	6,700	177,885
Covanta Holding Corp. (a)	18,580	309,543
DPL, Inc.	15,635	425,116
Dynegy, Inc., Class A (a)	54,900	69,174
El Paso Electric Co. (a)	5,500	113,300
The Empire District Electric Co.	5,800	104,516
Great Plains Energy, Inc.	18,812	349,339
Hawaiian Electric Industries, Inc.	12,120	272,094
IDACORP, Inc.	6,800	235,416
ITC Holdings Corp.	6,800	374,000
MGE Energy, Inc.	2,400	84,864
Mirant Corp. (a)	18,700	203,082
NSTAR	14,100	499,422
NV Energy, Inc.	32,400	399,492
NorthWestern Corp.	4,200	112,602
Ormat Technologies, Inc.	2,000	56,280
Portland General Electric Co.	11,200	216,272
RRI Energy, Inc. (a)	46,600	171,954
UIL Holdings Corp.	2,933	80,657
US Geothermal, Inc. (a)(b)	17,000	15,470
Unisource Energy Corp.	5,100	160,344
Unitil Corp.	900	20,925
Westar Energy, Inc.	15,125	337,287

		6,186,731

Electronic & Electrical Equipment — 3.4%
A123 Systems, Inc. (a)(b)	4,300	59,082
AVX Corp.	6,863	97,455
AZZ, Inc.	2,300	77,855
Active Power, Inc. (a)	13,477	10,916
ActivIdentity Corp. (a)	3,700	10,508
Adept Technology, Inc. (a)	40	187
Advanced Battery Technologies, Inc. (a)	10,600	41,340
Allied Motion Technologies, Inc. (a)	458	1,649
Altair Nanotechnologies, Inc. (a)(b)	8,900	6,408
American Science & Engineering, Inc.	1,500	112,380
American Superconductor Corp. (a)(b)	5,900	170,510

Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
Ametek, Inc.	13,315	$552,040
Anaren, Inc. (a)	1,700	24,208
Anixter International, Inc. (a)	4,500	210,825
Arrow Electronics, Inc. (a)	14,500	436,885
Avnet, Inc. (a)	18,464	553,920
Badger Meter, Inc.	2,400	92,424
Baldor Electric Co.	4,800	179,520
Beacon Power Corp. (a)	11,511	5,170
Bel Fuse, Inc.	777	15,657
Belden, Inc.	5,100	140,046
Benchmark Electronics, Inc. (a)	7,184	148,996
Brady Corp.	5,300	164,936
C&D Technologies, Inc. (a)(b)	2,800	4,480
CTS Corp.	6,800	64,056
Capstone Turbine Corp. (a)(b)	37,000	46,990
Checkpoint Systems, Inc. (a)	4,300	95,116
Cogent, Inc. (a)	7,100	72,420
Cognex Corp.	4,085	75,532
Coherent, Inc. (a)	3,800	121,448
Coleman Cable, Inc. (a)	2,892	14,286
CommScope, Inc. (a)	11,216	314,272
Comverge, Inc. (a)	4,500	50,895
Cyberoptics Corp. (a)	1,100	10,274
DDi Corp. (a)	3,627	20,565
Daktronics, Inc.	4,200	32,004
Digital Angel Corp. (a)	588	353
Dionex Corp. (a)	2,000	149,560
ESCO Technologies, Inc.	2,800	89,068
Echelon Corp. (a)	3,800	34,086
Electro Rent Corp.	1,058	13,892
Electro Scientific Industries, Inc. (a)	3,400	43,554
Encore Wire Corp.	2,527	52,562
EnerNOC, Inc. (a)	2,800	83,104
EnerSys (a)	6,400	157,824
FEI Co. (a)	6,000	137,460
Faro Technologies, Inc. (a)	2,200	56,650
General Cable Corp. (a)	7,000	189,000
GrafTech International Ltd. (a)	14,100	192,747
Greatbatch, Inc. (a)	2,800	59,332
Houston Wire & Cable Co.	2,400	27,792
Hubbell, Inc., Class B	6,871	346,505
II-VI, Inc. (a)	2,800	94,752
IPG Photonics Corp. (a)	3,000	44,400
Intevac, Inc. (a)	3,600	49,752
IntriCon Corp. (a)	747	2,861
Itron, Inc. (a)	5,300	384,621
Keithley Instruments, Inc.	1,895	12,507
L-1 Identity Solutions, Inc. (a)	8,851	79,039
LSI Industries, Inc.	2,950	20,119
LaBarge, Inc. (a)	1,100	12,155
Landauer, Inc.	1,000	65,220
LeCroy Corp. (a)	2,456	12,206
Lightpath Technologies, Inc., Class A (a)	1,548	3,359
Lime Energy Co. (a)	1,658	7,544

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
Littelfuse, Inc. (a)	2,413	$91,718
MTS Systems Corp.	1,900	55,157
Mace Security International, Inc. (a)	450	392
Magnetek, Inc. (a)	3,162	5,312
Maxwell Technologies, Inc. (a)	2,900	35,931
Measurement Specialties, Inc. (a)	1,500	22,065
Methode Electronics, Inc.	4,300	42,570
Mettler Toledo International, Inc. (a)	4,100	447,720
Microvision, Inc. (a)(b)	7,600	21,432
Multi-Fineline Electronix, Inc. (a)	2,100	54,096
NU Horizons Electronics Corp. (a)	2,900	9,309
NVE Corp. (a)	918	41,585
Napco Security Technologies, Inc. (a)	3,700	8,510
National Instruments Corp.	7,100	236,785
Newport Corp. (a)	4,700	58,750
OSI Systems, Inc. (a)	2,800	78,540
Orion Energy Systems, Inc. (a)	2,600	12,740
Park Electrochemical Corp.	2,050	58,917
Planar Systems, Inc. (a)	3,093	8,629
Plexus Corp. (a)	5,800	208,974
Powell Industries, Inc. (a)	1,800	58,554
Power-One, Inc. (a)	14,300	60,346
Powerwave Technologies, Inc. (a)(b)	14,400	18,000
Regal-Beloit Corp.	4,505	267,642
Research Frontiers, Inc. (a)(b)	3,696	10,460
Richardson Electronics Ltd.	3,800	30,210
Rofin-Sinar Technologies, Inc. (a)	5,000	113,100
Rogers Corp. (a)	2,000	58,020
Rubicon Technology, Inc. (a)	1,600	32,320
Sanmina-SCI Corp. (a)	11,233	185,345
SatCon Technology Corp. (a)	15,400	37,422
Servotronics, Inc.	400	3,284
Sielox, Inc. (a)	154	3
Sigmatron International, Inc. (a)	1,200	6,432
Spectrum Control, Inc. (a)	1,000	11,690
Synthesis Energy Systems, Inc. (a)	7,068	7,068
TTM Technologies, Inc. (a)	6,900	61,272
Technitrol, Inc.	4,500	23,760
Technology Research Corp.	2,013	9,703
Thomas & Betts Corp. (a)	6,265	245,839
Tollgrade Communications, Inc. (a)	800	5,032
Trimble Navigation Ltd. (a)	16,434	471,984
UQM Technologies, Inc. (a)	1,300	5,473
Ultralife Batteries, Inc. (a)	2,200	8,822
Universal Display Corp. (a)	3,500	41,195
Valence Technology, Inc. (a)	10,100	8,585
Veeco Instruments, Inc. (a)	5,453	237,205
Viasystems Group, Inc. (a)	302	6,562
Vicor Corp. (a)	3,800	52,478
Vishay Intertechnology, Inc. (a)	19,761	202,155

Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
WESCO International, Inc. (a)	6,100	$211,731
X-Rite, Inc. (a)	2,299	6,966
Zebra Technologies Corp., Class A (a)	7,054	208,798
Zygo Corp. (a)	1,700	15,691

		10,679,558

Financial Services — 3.3%
Advance America, Cash Advance Centers, Inc.	5,500	32,010
Affiliated Managers Group, Inc. (a)	5,700	450,300
American Physicians Service Group, Inc.	800	20,000
AmeriCredit Corp. (a)	7,924	188,274
Ampal-American Israel Corp., Class A (a)	2,168	6,027
Artio Global Investors, Inc.	4,400	108,856
Asset Acceptance Capital Corp. (a)	2,100	13,251
Asta Funding, Inc.	1,600	11,264
BGC Partners, Inc.	4,100	25,051
BlackRock, Inc. (d)	5,500	1,197,680
Broadpoint Gleacher Securities, Inc. (a)	6,481	25,924
CIT Group, Inc. (a)	25,800	1,005,168
Calamos Asset Management, Inc., Class A	2,200	31,548
Cash America International, Inc.	4,000	157,920
Cohen & Co., Inc. (a)	1,132	6,385
Cohen & Steers, Inc.	1,900	47,424
CompuCredit Hldgs Corp. (b)	5,400	27,864
Cowen Group, Inc., Class A (a)	2,400	13,584
Credit Acceptance Corp. (a)	577	23,796
Deerfield Capital Corp. (a)	890	5,224
Diamond Hill Investments Group	300	20,580
Dollar Financial Corp. (a)	2,600	62,556
Duff & Phelps Corp.	2,000	33,480
Eaton Vance Corp.	14,100	472,914
Encore Capital Group, Inc. (a)	2,700	44,415
Epoch Holding Corp.	2,300	25,967
Evercore Partners, Inc., Class A	1,500	45,000
Ezcorp, Inc. (a)	7,000	144,200
Fannie Mae (a)(b)	139,800	146,790
Federal Agricultural Mortgage Corp., Class B (b)	2,627	29,764
Fidelity National Title Group, Inc., Class A	31,064	460,369
First Cash Financial Services, Inc. (a)	4,300	92,751
The First Marblehead Corp. (a)	6,200	17,608
Freddie Mac (a)(b)	82,701	105,030
GAMCO Investors, Inc., Class A	700	31,850
GFI Group, Inc.	6,400	36,992
GLG Partners, Inc. (a)	21,859	67,107
Greenhill & Co., Inc.	3,600	295,524

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	7

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Financial Services (continued)
Interactive Brokers Group, Inc., Class A (a)	6,800	$109,820
International Assets Holding Corp., Inc. (a)	2,330	34,880
Intersections, Inc. (a)	1,876	7,767
Investment Technology Group, Inc. (a)	6,400	106,816
JMP Group, Inc.	3,400	28,900
Jefferies Group, Inc., New Shares (b)	13,200	312,444
KBW, Inc. (a)	3,700	99,530
Knight Capital Group, Inc., Class A (a)	13,700	208,925
Ladenburg Thalmann Financial Services, Inc. (a)	5,581	5,246
MF Global Holdings Ltd. (a)	15,700	126,699
MGIC Investment Corp. (a)(b)	15,982	175,323
MSCI, Inc. (a)	12,523	452,080
MarketAxess Holdings, Inc.	2,295	36,100
Marlin Business Services, Inc. (a)	2,800	28,420
Medallion Financial Corp.	2,800	22,288
Merriman Curhan Ford Group, Inc. (a)	2,107	1,475
MicroFinancial, Inc.	1,203	4,644
MoneyGram International, Inc. (a)	5,930	22,593
National Financial Partners Corp. (a)	4,200	59,220
Nelnet, Inc., Class A	3,500	64,960
NewStar Financial, Inc. (a)	2,900	18,502
Ocwen Financial Corp. (a)	10,000	110,900
optionsXpress Holdings, Inc.	5,400	87,966
The PMI Group, Inc. (a)(b)	10,312	55,891
Penson Worldwide, Inc. (a)	2,700	27,189
Pico Holdings, Inc. (a)	2,000	74,380
Piper Jaffray Cos. (a)	2,845	114,654
Portfolio Recovery Associates, Inc. (a)	1,700	93,279
Primus Guaranty Ltd. (a)	3,200	13,440
Pzena Investment Management, Inc., Class A (a)	870	6,638
Radian Group, Inc. (b)	10,392	162,531
Raymond James Financial, Inc.	11,750	314,195
Resource America, Inc., Class A	1,000	4,800
Rewards Network, Inc.	966	12,944
SEI Investments Co.	19,172	421,209
SWS Group, Inc.	6,065	69,929
Safeguard Scientifics, Inc. (a)	2,233	29,029
Sanders Morris Harris Group, Inc.	3,800	23,522
Siebert Financial Corp. (a)	3,300	7,755
Stewart Information Services Corp.	3,600	49,680
Stifel Financial Corp. (a)	3,500	188,125
Student Loan Corp.	420	14,923
TD Ameritrade Holding Corp. (a)	31,530	600,962
Thomas Weisel Partners Group, Inc. (a)	2,800	10,976
TradeStation Group, Inc. (a)	8,000	56,080

Common Stocks	Shares	Value

Financial Services (concluded)
Tree.com, Inc. (a)	1,743	$15,948
Triad Guaranty, Inc. (a)(b)	2,900	1,102
U.S. Global Investors, Inc.	1,600	15,824
Virtus Investment Partners, Inc. (a)	435	9,065
Waddell & Reed Financial, Inc., Class A	10,500	378,420
Westwood Holdings Group, Inc.	700	25,760
Wilhelmina International, Inc. (a)	200	19
World Acceptance Corp. (a)(b)	2,400	86,592

		10,540,806

Fixed Line Telecommunications — 0.7%
8x8, Inc. (a)	7,300	10,731
AboveNet, Inc. (a)	2,900	147,117
Alaska Communications Systems Group, Inc.	9,000	73,080
Arbinet-Thexchange, Inc. (a)	4,700	9,447
Cbeyond Communications, Inc. (a)	4,800	65,664
Cincinnati Bell, Inc. (a)	22,800	77,748
Consolidated Communications Holdings, Inc.	4,584	86,913
General Communication, Inc., Class A (a)	3,400	19,618
Global Crossing Ltd. (a)	2,752	41,693
HickoryTech Corp.	4,600	40,618
IDT Corp., Class B (a)	5,333	34,558
Iowa Telecommunications Services, Inc.	5,600	93,520
Level 3 Communications, Inc. (a)	199,520	323,222
NET2000 Communications, Inc. (a)	300	—
PAETEC Holding Corp. (a)	18,000	84,240
RCN Corp. (a)	4,500	67,860
SureWest Communications (a)	800	6,872
TW Telecom, Inc. (a)	19,200	348,480
Virgin Media, Inc.	39,655	684,445
Vonage Holdings Corp. (a)(b)	11,578	15,630
Warwick Valley Telephone Co.	1,500	21,345

		2,252,801

Food & Drug Retailers — 0.5%
Arden Group, Inc., Class A	200	21,256
Casey’s General Stores, Inc.	7,500	235,500
Core-Mark Holdings Co., Inc. (a)	1,200	36,732
Dairy Mart Convenience Stores, Inc. (a)	500	—
drugstore.com, Inc. (a)	3,673	13,113
The Great Atlantic & Pacific Tea Co., Inc. (a)(b)	4,820	36,969
Ingles Markets, Inc., Class A	3,300	49,599
Nash Finch Co.	1,520	51,148
Omnicare, Inc.	14,200	401,718
The Pantry, Inc. (a)	4,500	56,205
PetMed Express, Inc. (b)	4,215	93,447
Rite Aid Corp. (a)(b)	69,100	103,650

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Drug Retailers (concluded)
Ruddick Corp.	6,300	$199,332
Spartan Stores, Inc.	4,800	69,216
United Natural Foods, Inc. (a)	4,300	120,959
Village Super Market, Inc., Class A	100	2,803
Vitamin Shoppe, Inc. (a)	1,100	24,695
Weis Markets, Inc.	1,200	43,632
Winn-Dixie Stores, Inc. (a)	5,700	71,193

		1,631,167

Food Producers — 2.1%
Alico, Inc.	400	10,100
American Italian Pasta Co., Class A (a)	3,400	132,158
The Andersons, Inc.	3,000	100,440
B&G Foods, Inc., Class A	5,500	57,640
Bridgford Foods Corp.	500	6,315
Bunge Ltd.	16,194	998,036
Cagles, Inc., Class A (a)	336	2,016
Cal-Maine Foods, Inc.	1,500	50,835
Calavo Growers, Inc.	1,300	23,712
Chiquita Brands International, Inc. (a)	4,902	77,109
Corn Products International, Inc.	10,300	356,998
Darling International, Inc. (a)	8,900	79,744
Del Monte Foods Co.	25,300	369,380
Diamond Foods, Inc.	2,800	117,712
Dole Food Co., Inc. (a)	4,300	50,955
Farmer Bros. Co.	700	13,118
Flowers Foods, Inc.	12,018	297,325
Fresh Del Monte Produce, Inc. (a)	4,700	95,175
Golden Enterprises, Inc.	941	3,124
Green Mountain Coffee Roasters, Inc. (a)(b)	5,200	503,464
Griffin Land & Nurseries, Inc.	600	17,430
HQ Sustainable Maritime Industries, Inc. (a)	4,100	24,600
Hain Celestial Group, Inc. (a)	6,839	118,657
Harbinger Group, Inc. (a)	800	5,416
Herbalife Ltd.	8,200	378,184
Imperial Sugar Co., New Shares	2,712	42,063
J&J Snack Foods Corp.	1,900	82,593
John B. Sanfilippo & Son, Inc. (a)	700	10,325
Lancaster Colony Corp.	3,100	182,776
Lance, Inc.	3,500	80,955
Lifeway Foods, Inc. (a)	1,500	17,805
MGP Ingredients, Inc. (a)	2,900	22,272
Mannatech, Inc.	3,100	10,354
Martek Biosciences Corp. (a)	5,500	123,805
Medifast, Inc. (a)	1,611	40,484
NBTY, Inc. (a)	6,600	316,668
Natures Sunshine Prods, Inc.	900	7,497
Nu Skin Enterprises, Inc., Class A	6,400	186,240
Nutraceutical International Corp. (a)	1,400	20,916
Nutri/System, Inc. (b)	4,700	83,707

Common Stocks	Shares	Value

Food Producers (concluded)
Omega Protein Corp. (a)	1,400	$8,050
Pilgrims Pride Corp. (a)	5,880	62,563
Ralcorp Holdings, Inc. (a)	6,832	463,073
Relìv International, Inc.	1,819	5,275
Rocky Mountain Chocolate Factory, Inc.	1,495	13,754
Sanderson Farms, Inc.	2,850	152,789
Schiff Nutrition International, Inc.	3,700	30,266
Seaboard Corp.	40	51,964
Seneca Foods Corp. (a)	2,000	58,240
Smart Balance, Inc. (a)	11,700	75,816
Smithfield Foods, Inc. (a)	18,858	391,115
Tasty Baking Co.	400	2,888
Tootsie Roll Industries, Inc.	2,281	61,668
TreeHouse Foods, Inc. (a)	3,512	154,071
USANA Health Sciences, Inc. (a)	1,100	34,551

		6,684,186

Forestry & Paper — 0.3%
Boise, Inc. (a)	3,086	18,917
Buckeye Technologies, Inc. (a)	4,300	56,244
Clearwater Paper Corp. (a)	1,774	87,369
Deltic Timber Corp.	1,400	61,670
Domtar Corp. (a)	5,208	335,447
Kapstone Paper and Packaging Corp. (a)	4,600	54,602
MAXXAM, Inc. (a)	4	9,538
Neenah Paper, Inc.	2,900	45,936
P.H. Glatfelter Co.	4,900	71,001
Verso Paper Corp. (a)	2,900	8,816
Wausau Paper Corp.	5,400	46,116

		795,656

Gas, Water & Multiutilities — 1.4%
AGL Resources, Inc. (c)	9,100	351,715
American States Water Co.	1,950	67,665
American Water Works Co., Inc.	12,910	280,922
Aqua America, Inc.	17,317	304,260
Artesian Resources Corp., Class A	225	3,974
Atmos Energy Corp.	10,800	308,556
Avista Corp.	6,000	124,260
Cadiz, Inc. (a)	3,000	38,310
California Water Service Group	3,200	120,352
Chesapeake Utilities Corp.	1,280	38,144
Connecticut Water Service, Inc.	1,000	23,270
Delta Natural Gas Co., Inc.	100	2,940
Energy, Inc.	300	3,060
The Laclede Group, Inc.	3,100	104,532
Middlesex Water Co.	1,366	23,290
National Fuel Gas Co.	8,337	421,435
New Jersey Resources Corp.	6,260	235,126
Northwest Natural Gas Co.	2,900	135,140
PNM Resources, Inc.	11,000	137,830
Pennichuck Corp.	1,777	41,777
Piedmont Natural Gas Co.	10,000	275,800
RGC Resources, Inc.	100	3,179

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	9

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Gas, Water & Multiutilities (concluded)
SJW Corp.	1,400	$35,588
South Jersey Industries, Inc.	4,600	193,154
Southwest Gas Corp.	4,900	146,608
Southwest Water Co.	6,771	70,689
UGI Corp.	14,860	394,384
Vectren Corp.	9,300	229,896
WGL Holdings, Inc.	7,100	246,015

		4,361,871

General Industrials — 1.2%
AEP Industries, Inc. (a)	1,300	33,826
Actuant Corp., Class A	7,400	144,670
American International Industries, Inc. (a)	5,673	5,900
AptarGroup, Inc.	7,667	301,696
Bway Holding Co. (a)	694	13,949
Carlisle Cos., Inc.	7,147	272,301
Colfax Corp. (a)	1,900	22,363
Crown Holdings, Inc. (a)	21,500	579,640
Graham Packaging Co., Inc. (a)	2,700	33,885
Graphic Packaging Holding Co. (a)	9,032	32,606
Greif, Inc.	4,226	232,092
Harsco Corp.	9,776	312,245
Landec Corp. (a)	3,800	25,194
Multi-Color Corp.	1,300	15,574
Myers Industries, Inc.	2,278	23,873
Otter Tail Corp.	4,200	92,232
Packaging Corp. of America	12,000	295,320
Raven Industries, Inc.	1,900	56,031
Rock-Tenn Co., Class A	4,900	223,293
Silgan Holdings, Inc.	3,700	222,851
Sonoco Products Co.	12,416	382,289
Temple-Inland, Inc.	14,300	292,149
Trimas Corp. (a)	3,600	23,364

		3,637,343

General Retailers — 5.5%
1-800-FLOWERS.COM, Inc., Class A (a)	4,470	11,220
99 Cents Only Stores (a)	4,266	69,536
A.C. Moore Arts & Crafts, Inc. (a)	3,100	9,083
Aaron’s, Inc. (c)	5,375	179,202
Advance Auto Parts, Inc. (c)	12,800	536,576
Aéropostale, Inc. (a)	13,115	378,105
Amerco, Inc. (a)	800	43,432
America’s Car Mart, Inc. (a)	1,650	39,798
American Eagle Outfitters, Inc.	21,165	391,976
American Public Education, Inc. (a)	3,000	139,800
Ancestry.com, Inc. (a)	900	15,255
AnnTaylor Stores Corp. (a)	7,333	151,793
Asbury Automotive Group, Inc. (a)	4,600	61,180
Autobytel, Inc. (a)	8,000	8,400
BJ’s Wholesale Club, Inc. (a)	7,477	276,574
Barnes & Noble, Inc. (b)	4,871	105,311
Beacon Roofing Supply, Inc. (a)	7,300	139,649
bebe Stores, Inc.	3,150	28,035
Bidz.com, Inc. (a)	700	1,421

Common Stocks	Shares	Value

General Retailers (continued)
Big 5 Sporting Goods Corp.	3,700	$56,314
Blockbuster, Inc., Class A (a)	42,600	10,757
Blue Nile, Inc. (a)	2,300	126,546
The Bon-Ton Stores, Inc.	3,400	45,356
Books-A-Million, Inc.	1,200	8,688
Borders Group, Inc. (a)	6,200	10,664
Bridgepoint Education, Inc. (a)	1,329	32,667
Brown Shoe Co., Inc.	4,700	72,756
The Buckle, Inc. (b)	3,725	136,931
Build-A-Bear Workshop, Inc. (a)	1,500	10,680
Cabela’s, Inc., Class A (a)(b)	6,400	111,936
Cache, Inc. (a)	2,300	12,673
Cambium Learning Group, Inc. (a)	2,800	11,200
Capella Education Co. (a)	2,300	213,532
Career Education Corp. (a)	8,668	274,256
CarMax, Inc. (a)	24,464	614,536
Casual Male Retail Group, Inc. (a)	3,522	13,577
The Cato Corp., Class A	4,150	88,976
Charming Shoppes, Inc. (a)	13,855	75,648
Chemed Corp.	2,500	135,950
Chico’s FAS, Inc.	21,200	305,704
The Children’s Place Retail Stores, Inc. (a)	2,844	126,700
Christopher & Banks Corp.	2,438	19,504
Citi Trends, Inc. (a)	1,600	51,904
Clean Energy Fuels Corp. (a)(b)	5,900	134,402
Coldwater Creek, Inc. (a)	7,470	51,842
Collective Brands, Inc. (a)	7,300	166,002
Collectors Universe, Inc.	1,870	21,131
Conn’s, Inc. (a)	800	6,264
Copart, Inc. (a)	9,346	332,718
Corinthian Colleges, Inc. (a)(b)	11,635	204,660
Cost Plus, Inc. (a)	4,700	9,729
CPI Corp.	1,200	16,632
DSW, Inc., Class A (a)	1,988	50,754
dELiA*s, Inc. (a)	5,199	8,994
Destination Maternity Corp. (a)	1,200	30,792
Dick’s Sporting Goods, Inc. (a)	9,900	258,489
Dillard’s, Inc., Class A (b)	7,700	181,720
Dollar General Corp. (a)	4,100	103,525
Dollar Tree, Inc. (a)	12,105	716,858
Dress Barn, Inc. (a)	9,221	241,221
Ediets.Com, Inc. (a)(b)	600	876
Education Management Corp. (a)	2,800	61,320
The Finish Line, Inc., Class A	5,247	85,631
Foot Locker, Inc.	21,500	323,360
Fred’s, Inc.	7,450	89,251
GSI Commerce, Inc. (a)	7,900	218,593
Gaiam, Inc.	2,460	20,418
Geeknet, Inc. (a)	5,410	8,115
Genesco, Inc. (a)	2,300	71,323
Grand Canyon Education, Inc. (a)	1,300	33,982
Group 1 Automotive, Inc. (a)	3,201	101,984
Guess?, Inc.	7,000	328,860
Gymboree Corp. (a)	4,400	227,172
HSN, Inc. (a)	4,623	136,101

10	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (continued)
Haverty Furniture Cos., Inc.	2,100	$34,272
Hibbett Sports, Inc. (a)	4,618	118,128
Hillenbrand, Inc.	6,945	152,721
Hot Topic, Inc. (a)	8,365	54,372
ITT Educational Services, Inc. (a)	4,994	561,725
Internet Brands, Inc., Class A (a)	1,300	11,986
J. Crew Group, Inc. (a)	6,200	284,580
Jackson Hewitt Tax Service, Inc. (a)(b)	3,915	7,830
Jo-Ann Stores, Inc. (a)	3,766	158,097
Jos. A. Bank Clothiers, Inc. (a)	2,656	145,150
K12, Inc. (a)	2,669	59,278
KAR Auction Services, Inc. (a)	1,300	19,578
Kirkland’s, Inc. (a)	2,500	52,500
Lazare Kaplan International, Inc. (a)	300	750
Learning Tree International, Inc. (a)	1,800	25,326
Liquidity Services, Inc. (a)	2,900	33,466
Lithia Motors, Inc., Class A (a)	3,900	24,960
Lumber Liquidators Holdings, Inc. (a)	2,200	58,674
Mac-Gray Corp.	668	7,542
MarineMax, Inc. (a)	4,200	45,192
Matthews International Corp., Class A	3,200	113,600
Men’s Wearhouse, Inc.	5,100	122,094
Midas, Inc. (a)	2,200	24,816
Monro Muffler, Inc.	3,125	111,750
Navarre Corp. (a)	5,600	11,648
NetFlix, Inc. (a)(b)	6,420	473,411
New York & Co. (a)	2,600	12,454
Nobel Learning Communities, Inc. (a)	100	784
OfficeMax, Inc. (a)	9,849	161,721
OpenTable, Inc. (a)	1,500	57,195
Overstock.com, Inc. (a)	1,300	21,125
PC Mall, Inc. (a)	2,100	10,626
Pacific Sunwear of California, Inc. (a)	11,081	58,840
Penske Auto Group, Inc. (a)	7,100	102,382
The Pep Boys - Manny, Moe & Jack	5,000	50,250
Pet DRx Corp. (a)	4,900	1,617
PetSmart, Inc.	17,300	552,908
Pier 1 Imports, Inc. (a)	10,009	63,757
Pre-Paid Legal Services, Inc. (a)	1,430	54,125
PriceSmart, Inc.	1,950	45,338
The Princeton Review, Inc. (a)	1,600	5,584
The Providence Service Corp. (a)	2,600	39,494
RealNetworks, Inc. (a)	9,800	47,334
Regis Corp.	5,700	106,476
Rent-A-Center, Inc. (a)	9,600	227,040
Retail Ventures, Inc. (a)	2,200	20,922
Rollins, Inc.	5,350	115,988
Rue21, Inc. (a)	800	27,736
Rush Enterprises, Inc., Class A (a)	3,850	50,859
Saks, Inc. (a)	17,824	153,286

Common Stocks	Shares	Value

General Retailers (concluded)
Sally Beauty Co., Inc. (a)	8,470	$75,552
Service Corp. International	28,900	265,302
Shoe Carnival, Inc. (a)	1,800	41,148
Shutterfly, Inc. (a)	3,166	76,269
Signet Jewelers Ltd.	9,884	319,649
Sonic Automotive, Inc. (a)	3,900	42,900
Sotheby’s Holdings, Inc., Class A	7,700	239,393
Stage Stores, Inc.	3,400	52,326
Stamps.com, Inc. (a)	2,650	26,765
Standard Parking Corp. (a)	2,600	42,692
Stein Mart, Inc. (a)	4,100	37,023
Stewart Enterprises, Inc., Class A	10,200	63,750
Strayer Education, Inc. (b)	1,900	462,688
Susser Holdings Corp. (a)	1,700	14,365
The Talbots, Inc. (b)	3,512	45,516
Titan Machinery, Inc. (a)	3,500	47,915
Tractor Supply Co.	5,200	301,860
Trans World Entertainment Corp. (a)	2,400	4,320
Tuesday Morning Corp. (a)	6,452	42,519
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,857	87,245
VCA Antech, Inc. (a)	11,940	334,678
ValueVision Media, Inc., Class A (a)	7,300	24,236
Weight Watchers International, Inc.	3,750	95,737
West Marine, Inc. (a)	1,600	17,360
The Wet Seal, Inc., Class A (a)	12,975	61,761
Williams-Sonoma, Inc.	12,757	335,382
Winmark Corp. (a)	600	13,776
Zale Corp. (a)	1,984	5,436
Zumiez, Inc. (a)	2,600	53,274

		17,328,644

Health Care Equipment & Services — 6.2%
AGA Medical Holdings, Inc. (a)	1,600	26,000
AMERIGROUP Corp. (a)	7,200	239,328
ATS Medical, Inc. (a)	5,400	14,040
Abaxis, Inc. (a)	2,800	76,132
Abiomed, Inc. (a)	3,700	38,221
Accuray, Inc. (a)	4,800	29,232
Addus HomeCare Corp. (a)	600	3,624
AdvanSource Biomaterials Corp. (a)	1,476	444
Air Methods Corp. (a)	1,600	54,400
Align Technology, Inc. (a)	8,388	162,224
Alliance Healthcare Services, Inc. (a)	3,300	18,546
Allied Healthcare International, Inc. (a)	3,100	8,432
Almost Family, Inc. (a)	1,500	56,535
Alphatec Holdings, Inc. (a)	3,275	20,862
Amedisys, Inc. (a)(b)	3,867	213,536
America Service Group, Inc.	1,200	19,308
American Medical Systems Holdings, Inc. (a)	10,600	196,948
Amsurg Corp. (a)	3,500	75,565

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	11

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Analogic Corp.	1,500	$64,095
AngioDynamics, Inc. (a)	2,590	40,456
Anika Therapeutics, Inc. (a)	1,400	9,982
Animal Health International, Inc. (a)	3,100	5,859
ArthroCare Corp. (a)	2,100	62,412
Assisted Living Concepts, Inc. (a)	1,760	57,798
Atrion Corp.	200	28,608
Beckman Coulter, Inc.	8,500	533,800
Bio-Rad Laboratories, Inc., Class A (a)	2,345	242,754
Bio-Reference Labs, Inc. (a)	2,200	96,734
Biolase Technology, Inc. (a)	3,435	6,698
Bioscript, Inc. (a)	6,596	52,636
BioSphere Medical, Inc. (a)	1,365	3,617
Bovie Medical Corp. (a)	1,600	10,000
Brookdale Senior Living, Inc. (a)	6,300	131,229
Bruker BioSciences Corp. (a)	5,673	83,109
CONMED Corp. (a)	3,150	75,001
Cantel Medical Corp.	2,600	51,610
Cardiac Science Corp. (a)	3,210	6,003
Cardica, Inc. (a)	2,700	5,184
CardioNet, Inc. (a)	4,315	33,010
Catalyst Health Solutions, Inc. (a)	5,600	231,728
Centene Corp. (a)	6,500	156,260
Cepheid, Inc. (a)	8,600	150,328
Chindex International, Inc. (a)	1,450	17,125
Clarient, Inc. (a)	6,800	17,816
Clinical Data, Inc. (a)	1,329	25,783
Community Health Systems, Inc. (a)	12,600	465,318
Conceptus, Inc. (a)	4,300	85,828
Contiucare Corp. (a)	7,800	28,860
The Cooper Cos., Inc.	5,943	231,064
Corvel Corp. (a)	1,200	42,900
Covance, Inc. (a)	8,600	527,954
Cryo-Cell International, Inc. (a)	2,826	3,702
CryoLife, Inc. (a)	5,100	32,997
Cutera, Inc. (a)	900	9,333
Cyberonics, Inc. (a)	4,000	76,640
Cynosure, Inc., Class A (a)	2,200	24,728
Daxor Corp.	700	7,721
Delcath Systems, Inc. (a)(b)	7,300	59,130
DexCom, Inc. (a)	7,900	76,867
Dialysis Corp. of America (a)	1,300	8,073
Dynacq Healthcare, Inc. (a)	460	1,357
Edwards Lifesciences Corp. (a)	6,900	682,272
Electro-Optical Sciences, Inc. (a)(b)	4,500	33,390
Emergency Medical Services Corp. (a)	2,900	163,995
Emeritus Corp. (a)(b)	2,200	44,770
Endologix, Inc. (a)	6,200	25,048
The Ensign Group, Inc.	500	8,665
eResearch Technology, Inc. (a)	4,775	32,995
Escalon Medical Corp. (a)	1,399	2,140

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
ev3, Inc. (a)	7,483	$118,680
Exactech, Inc. (a)	1,000	20,970
Five Star Quality Care, Inc. (a)	308	939
Fonar Corp. (a)	692	1,322
Genoptix, Inc. (a)	2,900	102,921
Gentiva Health Services, Inc. (a)	3,200	90,496
Gliatech, Inc. (a)	100	—
HMS Holdings Corp. (a)	3,900	198,861
Haemonetics Corp. (a)	3,500	200,025
Hanger Orthopedic Group, Inc. (a)	5,400	98,172
Hansen Medical, Inc. (a)	8,900	20,381
Health Grades, Inc. (a)	5,100	32,436
Health Management Associates, Inc., Class A (a)	33,780	290,508
Health Net, Inc. (a)	13,080	325,300
Healthcare Services Group, Inc.	3,877	86,806
HealthSouth Corp. (a)	10,900	203,830
HealthSpring, Inc. (a)	5,800	102,080
HealthTronics, Inc. (a)	1,900	6,802
Healthways, Inc. (a)	3,700	59,459
Henry Schein, Inc. (a)	12,000	706,800
Hill-Rom Holdings, Inc.	7,045	191,694
Hologic, Inc. (a)	34,336	636,589
Hooper Holmes, Inc. (a)	9,589	8,342
Hydron Technologies, Inc. (a)	2,900	1
Hythiam, Inc. (a)	10,400	2,600
ICU Medical, Inc. (a)	2,500	86,125
IPC The Hospitalist Co., Inc. (a)	2,300	80,753
IRIS International, Inc. (a)	2,500	25,525
Idexx Laboratories, Inc. (a)(b)	7,432	427,712
Immucor, Inc. (a)	7,637	170,992
Insulet Corp. (a)	5,000	75,450
Integra LifeSciences Holdings Corp. (a)	2,300	100,809
Invacare Corp.	5,100	135,354
Inverness Medical Innovations, Inc. (a)	10,375	404,106
Kendle International, Inc. (a)	2,800	48,944
Kensey Nash Corp. (a)	2,400	56,616
Kindred Healthcare, Inc. (a)	3,890	70,214
Kinetic Concepts, Inc. (a)	7,715	368,854
LCA-Vision, Inc. (a)	4,084	33,979
LHC Group, Inc. (a)	2,600	87,178
Lectec Corp.	1,088	3,373
LifePoint Hospitals, Inc. (a)	7,845	288,539
Lincare Holdings, Inc. (a)	9,300	417,384
MAKO Surgical Corp. (a)(b)	4,800	64,704
MEDTOX Scientific, Inc. (a)	1,600	16,400
Magellan Health Services, Inc. (a)	4,179	181,703
Masimo Corp.	5,700	151,335
MedCath Corp. (a)	1,800	18,846
Medical Action Industries, Inc. (a)	1,800	22,086
Mednax, Inc. (a)	5,600	325,864
Meridian Bioscience, Inc.	6,525	132,914
Merit Medical Systems, Inc. (a)	3,068	46,787

12	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Metropolitan Health Networks, Inc. (a)	300	$969
Micrus Endovascular Corp. (a)	2,700	53,244
Molina Healthcare, Inc. (a)	1,800	45,306
NMT Medical, Inc. (a)	2,154	9,758
Nanosphere, Inc. (a)	200	958
National Dentex Corp. (a)	150	1,463
National Healthcare Corp.	600	21,228
Natus Medical, Inc. (a)	3,100	49,321
Neogen Corp. (a)	2,418	60,692
Neurometrix, Inc. (a)	3,931	7,430
Nighthawk Radiology Holdings, Inc. (a)	2,700	8,586
NuVasive, Inc. (a)	5,600	253,120
NxStage Medical, Inc. (a)	4,900	56,105
OTIX Global, Inc. (a)	1,299	5,717
Odyssey HealthCare, Inc. (a)	5,650	102,321
Omnicell, Inc. (a)	3,800	53,314
OraSure Technologies, Inc. (a)	4,775	28,316
Orthofix International NV (a)	2,300	83,674
Orthovita, Inc. (a)	8,420	35,869
Osteotech, Inc. (a)	3,300	12,936
Owens & Minor, Inc.	5,400	250,506
PC Group, Inc. (a)	300	129
PSS World Medical, Inc. (a)	9,000	211,590
Palomar Medical Technologies, Inc. (a)	2,000	21,720
Parexel International Corp. (a)	8,500	198,135
PharMerica Corp. (a)	3,423	62,367
Pharmaceutical Product Development, Inc.	15,300	363,375
Psychemedics Corp.	125	956
Psychiatric Solutions, Inc. (a)	7,732	230,414
Quidel Corp. (a)	4,800	69,792
RTI Biologics, Inc. (a)	3,482	15,077
RadNet, Inc. (a)	6,500	20,670
RehabCare Group, Inc. (a)	3,500	95,445
Res-Care, Inc. (a)	1,900	22,781
ResMed, Inc. (a)	9,300	591,945
Retractable Technologies, Inc. (a)	1,898	2,847
Rochester Medical Corp. (a)	1,700	21,794
Rockwell Medical Technologies, Inc. (a)(b)	3,200	18,496
Rural/Metro Corp. (a)	4,100	29,807
SRI/Surgical Express, Inc. (a)	1,655	5,313
Select Medical Holdings Corp. (a)	1,600	13,504
SenoRx, Inc. (a)	1,006	7,364
Sirona Dental Systems, Inc. (a)	4,691	178,399
Skilled Healthcare Group, Inc., Class A (a)	5,900	36,403
Somanetics Corp. (a)	2,500	47,850
SonoSite, Inc. (a)	3,000	96,330
Sparta Surgical Corp. (a)	1,900	—
Spectranetic Corp. (a)	3,800	26,258
Staar Surgical Co. (a)	2,400	9,168

Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
Stereotaxis, Inc. (a)	2,600	$13,026
Steris Corp.	7,700	259,182
Sun Healthcare Group, Inc. (a)	6,300	60,102
Sunrise Senior Living, Inc. (a)	5,907	30,244
SurModics, Inc. (a)	1,800	37,692
Symmetry Medical, Inc. (a)	3,600	36,144
Synergetics USA, Inc. (a)	3,465	5,717
Synovis Life Technologies, Inc. (a)	3,100	48,143
SyntheMed, Inc. (a)	8,500	859
Team Health Holdings, Inc. (a)	1,700	28,560
Teleflex, Inc.	4,700	301,129
Theragenics Corp. (a)	4,533	7,525
ThermoGenesis Corp. (a)	8,000	5,601
Thoratec Corp. (a)	8,000	267,600
Tomotherapy, Inc. (a)	5,200	17,732
Trans1, Inc. (a)	1,100	3,575
Transcend Services, Inc. (a)	200	3,250
Triple-S Management Corp. (a)	1,400	24,850
US Physical Therapy, Inc. (a)	1,600	27,840
Uluru, Inc. (a)	400	67
Universal American Financial Corp. (a)	4,400	67,760
Universal Health Services, Inc., Class B	12,600	442,134
Urologix, Inc. (a)	2,686	4,486
Utah Medical Products, Inc.	800	22,504
Varian, Inc. (a)	3,250	168,285
Vascular Solutions, Inc. (a)	1,500	13,485
Virtual Radiologic Corp. (a)	1,600	17,600
Volcano Corp. (a)	6,400	154,624
WellCare Health Plans, Inc. (a)	4,900	146,020
West Pharmaceutical Services, Inc.	3,600	151,020
Wright Medical Group, Inc. (a)	6,200	110,174
Zoll Medical Corp. (a)	3,510	92,524

		19,585,535

Household Goods & Home Construction — 1.9%
ACCO Brands Corp. (a)	5,615	43,011
Bassett Furniture Industries, Inc. (a)	2,349	13,248
Beazer Homes USA, Inc. (a)	7,979	36,225
Blount International, Inc. (a)	3,352	34,727
Blyth, Inc.	675	21,094
Briggs & Stratton Corp.	8,000	156,000
Brookfield Homes Corp. (a)(b)	1,876	16,396
Cavco Industries, Inc. (a)	710	24,239
Central Garden & Pet Co., Class A (a)	7,058	64,651
Church & Dwight Co., Inc.	9,400	629,330
Compx International, Inc.	1,600	14,384
Comstock Homebuilding Cos., Inc., Class A (a)	4,512	4,963
Dixie Group, Inc. (a)	3,186	15,771
Energizer Holdings, Inc. (a)	8,516	534,464
Ethan Allen Interiors, Inc.	4,622	95,352

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	13

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
Flexsteel Industries, Inc.	367	$4,988
Forward Industries, Inc. (a)	1,100	3,355
Furniture Brands International, Inc. (a)	4,400	28,292
HNI Corp.	3,800	101,194
Herman Miller, Inc.	8,590	155,135
hhgregg, Inc. (a)	1,900	47,956
Hooker Furniture Corp.	1,700	27,336
Hovnanian Enterprises, Inc., Class A (a)(b)	6,399	27,836
Interface, Inc., Class A	6,074	70,337
iRobot Corp. (a)	2,100	31,836
Jarden Corp.	10,842	360,930
KB Home	10,134	169,745
Kid Brands, Inc. (a)	1,813	15,682
Knoll, Inc.	5,200	58,500
L.S. Starrett Co., Class A	700	7,245
La-Z-Boy, Inc. (a)	5,700	71,478
Libbey, Inc. (a)	1,856	22,884
Lifetime Brands, Inc. (a)	2,500	29,500
M/I Homes, Inc. (a)	3,600	52,740
MDC Holdings, Inc.	5,316	183,987
Meritage Homes Corp. (a)	4,200	88,200
Middleby Corp. (a)	2,211	127,332
Mohawk Industries, Inc. (a)	6,864	373,264
NVR, Inc. (a)	730	530,345
National Presto Industries, Inc.	500	59,455
Oil-Dri Corp. of America	700	13,531
Palm Harbor Homes, Inc. (a)	3,989	8,018
Ryland Group, Inc.	5,756	129,165
The Scotts Miracle-Gro Co.	5,200	241,020
Sealy Corp. (a)(b)	6,100	21,350
Select Comfort Corp. (a)	6,304	50,243
Skyline Corp.	1,000	18,600
Standard-Pacific Corp. (a)	16,331	73,816
Stanley Furniture Co., Inc. (a)	2,400	24,384
Steelcase, Inc., Class A	6,400	41,408
Tempur-Pedic International, Inc. (a)	9,900	298,584
Toll Brothers, Inc. (a)	18,000	374,400
Tupperware Corp.	7,655	369,124
Virco Manufacturing Corp.	2,505	9,544
WD-40 Co.	1,900	62,377

		6,088,971

Industrial Engineering — 3.1%
AGCO Corp. (a)	11,195	401,565
Alamo Group, Inc.	1,400	27,986
Albany International Corp., Class A	2,800	60,284
Altra Holdings, Inc. (a)	4,300	59,039
American Railcar Industries, Inc.	1,800	21,888
Astec Industries, Inc. (a)	2,038	59,020
Broadwind Energy, Inc. (a)	5,684	25,407
Brush Engineered Materials, Inc. (a)	2,800	63,196
Bucyrus International, Inc.	9,900	653,301

Common Stocks	Shares	Value

Industrial Engineering (continued)
CIRCOR International, Inc.	3,000	$99,630
Cascade Corp.	1,200	38,652
Ceco Environmental Corp. (a)	3,417	12,438
Chicago Rivet & Machine Co.	100	1,525
Clarcor, Inc.	5,800	200,042
Columbus McKinnon Corp. (a)	2,433	38,612
Commercial Vehicle Group, Inc. (a)	2,151	15,315
Crane Co.	5,813	206,362
Donaldson Co., Inc.	8,919	402,425
Dynamic Materials Corp.	1,400	21,868
The Eastern Co.	300	4,062
Energy Recovery, Inc. (a)	7,000	44,100
EnPro Industries, Inc. (a)	2,200	63,976
Federal Signal Corp.	4,552	41,014
Flow International Corp. (a)	4,500	13,545
Franklin Electric Co., Inc.	2,200	65,978
Freightcar America, Inc.	2,500	60,400
GATX Corp.	6,200	177,630
Gardner Denver, Inc.	6,800	299,472
The Gorman-Rupp Co.	1,870	47,573
Graco, Inc.	7,068	226,176
Graham Corp.	2,100	37,779
Greenbrier Cos., Inc. (a)	2,800	30,828
H&E Equipment Services, Inc. (a)	2,900	31,262
Hardinge, Inc.	1,900	17,100
Hurco Companies, Inc. (a)	1,300	21,879
IDEX Corp.	10,086	333,847
John Bean Technologies Corp.	3,105	54,462
Joy Global, Inc.	12,955	733,253
K-Tron International, Inc. (a)	300	44,991
Kadant, Inc. (a)	780	11,240
Kaydon Corp.	3,800	142,880
Kennametal, Inc.	11,300	317,756
Key Technology, Inc. (a)	1,100	15,125
Kimball International, Inc., Class B	2,800	19,460
Lincoln Electric Holdings, Inc.	5,695	309,409
Lindsay Manufacturing Co. (b)	2,000	82,820
Lydall, Inc. (a)	1,800	14,130
MFRI, Inc. (a)	1,400	9,352
Manitowoc Co.	16,600	215,800
Met-Pro Corp.	1,700	16,660
Mine Safety Appliances Co.	3,300	92,268
Mueller Industries, Inc.	3,700	99,123
NACCO Industries, Inc., Class A	649	48,123
NN, Inc. (a)	3,590	19,745
Navistar International Corp. (a)	7,400	331,002
Nordson Corp.	3,705	251,644
Oshkosh Corp.	10,978	442,853
PMFG, Inc. (a)	1,583	20,943
Pentair, Inc.	12,145	432,605
Robbins & Myers, Inc.	3,200	76,224
SPX Corp.	6,748	447,527
Sauer-Danfoss, Inc. (a)	1,100	14,608
Spartan Motors, Inc.	2,275	12,740
Standex International Corp.	2,500	64,425
Sun Hydraulics, Inc.	1,650	42,867

14	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Engineering (concluded)
Sypris Solutions, Inc. (a)	2,109	$7,044
Tecumseh Products Co., Class A (a)	1,800	22,086
Tennant Co.	1,945	53,274
Terex Corp. (a)	12,800	290,688
Timken Co.	10,900	327,109
Toro Co. (b)	4,890	240,441
Trinity Industries, Inc.	8,900	177,644
Twin Disc, Inc.	1,600	19,552
Wabash National Corp. (a)	3,234	22,670
Westinghouse Air Brake Technologies Corp.	5,600	235,872
Williams Controls, Inc. (a)	500	4,000
Woodward Governor Co.	6,879	219,990
Xerium Technologies, Inc. (a)	3,654	2,594

		9,932,175

Industrial Metals & Mining — 1.0%
Ampco-Pittsburgh Corp.	1,000	24,820
Carpenter Technology Corp.	4,900	179,340
Century Aluminum Co. (a)	8,440	116,134
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	14,400	216,864
Friedman Industries, Inc.	600	3,432
Haynes International, Inc.	1,300	46,189
Horsehead Holding Corp. (a)	5,200	61,568
Intrepid Potash, Inc. (a)	6,100	185,013
Kaiser Aluminum Corp.	1,534	59,166
Olympic Steel, Inc.	1,905	62,198
RTI International Metals, Inc. (a)	4,200	127,386
Reliance Steel & Aluminum Co.	7,624	375,330
Southern Copper Corp. (b)	27,432	868,772
Steel Dynamics, Inc.	26,466	462,361
Synalloy Corp.	1,300	10,556
USEC, Inc. (a)	12,200	70,394
Universal Stainless & Alloy Products, Inc. (a)	700	16,793
Uranium Energy Corp. (a)(b)	8,800	28,336
Uranium Resources, Inc. (a)	7,012	4,979
WHX Corp. (a)	1,819	4,402
Worthington Industries, Inc.	6,800	117,572

		3,041,605

Industrial Transportation — 1.5%
ATC Technology Corp. (a)	2,205	37,838
Air Transport Services Group, Inc. (a)	7,785	26,235
Aircastle Ltd.	5,600	53,032
Alexander & Baldwin, Inc.	4,567	150,939
American Commerical Lines, Inc. (a)	1,125	28,237
Arkansas Best Corp.	3,800	113,544
Atlas Air Worldwide Holdings, Inc. (a)	2,600	137,930
Celadon Group, Inc. (a)	1,871	26,082
Con-way, Inc.	6,540	229,685
Covenant Transport Group, Class A (a)	3,019	18,205

Common Stocks	Shares	Value

Industrial Transportation (concluded)
DHT Holdings, Inc.	5,500	$21,560
Dynamex, Inc. (a)	900	15,480
Eagle Bulk Shipping, Inc. (a)(b)	10,861	57,672
Excel Maritime Carriers Ltd.	3,800	22,914
Forward Air Corp.	3,200	84,160
Frozen Food Express Industries, Inc. (a)	5,389	21,017
Genco Shipping & Trading Ltd. (a)(b)	3,878	81,865
General Maritime Corp.	9,252	66,522
Genesee & Wyoming, Inc., Class A (a)	4,415	150,640
HUB Group, Inc., Class A (a)	4,100	114,718
Heartland Express, Inc.	7,008	115,632
Horizon Lines, Inc., Class A	3,300	17,952
International Shipholding Corp.	600	17,634
J.B. Hunt Transport Services, Inc.	13,000	466,440
Kansas City Southern (a)	12,113	438,127
Kirby Corp. (a)	6,226	237,522
Knight Transportation, Inc.	6,200	130,758
Landstar System, Inc.	6,500	272,870
Marten Transport Ltd. (a)	1,637	32,265
OceanFreight, Inc. (a)	1,500	1,128
Old Dominion Freight Line, Inc. (a)	4,762	159,003
Overseas Shipholding Group, Inc.	3,600	141,228
P.A.M. Transportation Services, Inc. (a)	600	8,220
PHH Corp. (a)	5,500	129,635
Pacer International, Inc. (a)	7,000	42,140
Patriot Transportation Holding, Inc. (a)	193	16,305
Quality Distribution, Inc. (a)	3,097	18,675
Railamerica, Inc. (a)	2,600	30,680
SMF Energy Corp. (a)	134	173
Saia, Inc. (a)	3,200	44,416
Ship Finance International Ltd.	4,274	75,906
TAL International Group, Inc.	1,400	27,972
Teekay Corp.	4,693	106,719
Textainer Group Holdings Ltd.	1,900	40,945
USA Truck, Inc. (a)	700	11,312
UTI Worldwide, Inc.	12,115	185,602
Universal Truckload Services, Inc.	900	15,822
Werner Enterprises, Inc.	7,800	180,726
Willis Lease Finance Corp. (a)	200	3,156
World Fuel Services Corp.	7,600	202,464
YRC Worldwide, Inc. (a)	10,214	5,554

		4,635,256

Leisure Goods — 1.0%
Activision Blizzard, Inc. (c)	72,188	870,587
Arctic Cat, Inc. (a)	1,300	14,105
Brunswick Corp.	11,400	182,058
Callaway Golf Co.	11,400	100,548
DTS, Inc. (a)	3,100	105,524
Drew Industries, Inc. (a)	2,200	48,444
Emerson Radio Corp.	2,998	6,506

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	15

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Leisure Goods (concluded)
Escalade, Inc. (a)	1,740	$4,593
Garmin Ltd. (b)	15,500	596,440
Glu Mobile, Inc. (a)	4,200	4,116
Jakks Pacific, Inc. (a)	5,313	69,335
Koss Corp.	400	2,276
Leapfrog Enterprises, Inc. (a)	7,653	50,127
Majesco Entertainment Co. (a)	1,500	1,335
Marine Products Corp.	700	4,200
Meade Instruments Corp. (a)	433	1,771
Nautilus, Inc. (a)	2,400	7,248
Polaris Industries, Inc.	3,700	189,292
Pool Corp.	5,350	121,124
RC2 Corp. (a)	1,970	29,491
Sport Supply Group, Inc.	2,100	28,224
Steinway Musical Instruments, Inc. (a)	1,310	24,667
THQ, Inc. (a)	10,326	72,385
Take-Two Interactive Software, Inc. (a)	10,674	105,139
Thor Industries, Inc.	4,185	126,429
TiVo, Inc. (a)	12,065	206,553
Universal Electronics, Inc. (a)	1,700	37,978
Winnebago Industries, Inc. (a)	4,500	65,745

		3,076,240

Life Insurance — 0.5%
American Equity Investment Life Holding Co.	6,100	64,965
American Independence Corp. (a)	313	1,956
Amerisafe, Inc. (a)	3,900	63,843
Atlantic American Corp. (a)	1,107	1,594
Citizens, Inc. (a)	2,890	19,970
Conseco, Inc. (a)	32,800	204,016
Delphi Financial Group, Inc., Class A	7,250	182,410
eHealth, Inc. (a)	4,100	64,575
Employers Holdings, Inc.	5,500	81,675
FBL Financial Group, Inc., Class A	1,700	41,616
Independence Holding Co.	720	6,833
Kansas City Life Insurance Co.	700	22,106
National Western Life Insurance Co., Class A	307	56,595
The Phoenix Cos., Inc. (a)	9,100	22,022
Presidential Life Corp.	3,100	30,907
Protective Life Corp.	10,000	219,900
Stancorp Financial Group, Inc.	6,900	328,647
Symetra Financial Corp. (a)	2,700	35,586

		1,449,216

Machinery: Agricultural — 2.0%
Allis-Chalmers Energy, Inc. (a)	2,500	8,850
Atwood Oceanics, Inc. (a)	7,600	263,188
Basic Energy Services, Inc. (a)	2,600	20,046
Bolt Technology Corp. (a)	1,300	14,703
Boots & Coots, Inc. (a)	6,900	16,767
Bristow Group, Inc. (a)	3,700	139,601

Common Stocks	Shares	Value

Machinery: Agricultural (concluded)
Bronco Drilling Co., Inc. (a)	6,500	$30,550
CARBO Ceramics, Inc.	2,850	177,669
Cal Dive International, Inc. (a)	9,475	69,452
Chart Industries, Inc. (a)	4,700	94,000
Complete Production Services, Inc. (a)	9,200	106,260
Crosstex Energy, Inc.	8,100	70,389
Dawson Geophysical Co. (a)	1,900	55,556
Dresser-Rand Group, Inc. (a)	10,271	322,715
Dril-Quip, Inc. (a)	3,500	212,940
Exterran Holdings, Inc. (a)	8,863	214,219
Flotek Industries, Inc. (a)	2,400	3,048
Geokinetics, Inc. (a)	1,500	10,815
Global Industries Ltd. (a)	12,174	78,157
Gulf Island Fabrication, Inc.	1,630	35,452
Gulfmark Offshore, Inc., Class A (a)	2,583	68,579
Helix Energy Solutions Group, Inc. (a)	10,584	137,909
Hercules Offshore, Inc. (a)	18,700	80,597
Hornbeck Offshore Services, Inc. (a)	3,100	57,567
ION Geophysical Corp. (a)	9,600	47,232
Key Energy Services, Inc. (a)	14,397	137,491
Lufkin Industries, Inc.	2,300	182,045
Matrix Service Co. (a)	5,200	55,952
Mitcham Industries, Inc. (a)	1,700	12,291
NGAS Resources, Inc. (a)(b)	4,700	7,050
Natural Gas Services Group (a)	2,200	34,914
Newpark Resources, Inc. (a)	9,201	48,305
OGE Energy Corp.	11,899	463,347
OYO Geospace Corp. (a)	1,000	47,810
Oceaneering International, Inc. (a)	6,800	431,732
Oil States International, Inc. (a)	5,800	262,972
Omni Energy Services Corp. (a)	4,113	7,938
PHI, Inc. (a)	1,900	40,242
Parker Drilling Co. (a)	12,500	61,625
Patterson-UTI Energy, Inc.	21,410	299,098
Pioneer Drilling Co. (a)	5,500	38,720
Pride International, Inc. (a)	19,300	581,123
RPC, Inc.	4,112	45,767
SEACOR Holdings, Inc. (a)	2,677	215,927
Seahawk Drilling, Inc. (a)	1,773	33,421
Sulphco, Inc. (a)(b)	12,700	3,683
Superior Energy Services, Inc. (a)	8,726	183,420
Superior Well Services, Inc. (a)	4,500	60,210
T-3 Energy Services, Inc. (a)	2,200	54,032
Tesco Corp. (a)	4,077	47,579
Tetra Technologies, Inc. (a)	8,250	100,815
Tidewater, Inc.	7,155	338,217
Trico Marine Services, Inc. (a)	4,500	10,440
Union Drilling, Inc. (a)	2,700	16,632
Unit Corp. (a)	6,600	279,048

		6,438,107

Media — 3.1%
4Kids Entertainment, Inc. (a)	1,000	1,150

16	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (continued)
AH Belo Corp. (a)	1,296	$9,292
Acxiom Corp.	11,400	204,516
Alloy, Inc. (a)	1,300	10,660
American Greetings Corp., Class A	5,200	108,368
Arbitron, Inc.	4,200	111,972
Ascent Media Corp., Class A (a)	1,406	38,313
Avid Technology, Inc. (a)	3,356	46,246
Beasley Broadcasting Group, Inc., Class A (a)	4,100	17,015
Belo Corp., Class A	9,980	68,064
CKX, Inc. (a)	6,613	40,538
CSS Industries, Inc.	904	18,170
CTN Media Group, Inc. (a)	50	—
Cablevision Systems Corp., Class A	29,800	719,372
Clear Channel Outdoor Holdings, Inc., Class A (a)	6,200	65,782
ComScore, Inc. (a)	2,100	35,049
Constant Contact, Inc. (a)(b)	4,236	98,360
Courier Corp.	2,237	36,933
Crown Media Holdings, Inc., Class A (a)	1,500	2,880
Cumulus Media, Inc., Class A (a)	6,165	20,961
DG FastChannel, Inc. (a)	2,938	93,869
DISH Network Corp.	26,665	555,165
Dex One Corp. (a)	5,700	159,144
Dolan Media Co. (a)	4,000	43,480
Dolby Laboratories, Inc., Class A (a)	6,700	393,089
DreamWorks Animation SKG, Inc., Class A (a)	9,500	374,205
EDCI Holdings, Inc.	470	1,593
EW Scripps Co. (a)	3,233	27,319
Emmis Communications Corp., Class A (a)	6,400	7,296
Entercom Communications Corp.	3,000	35,670
Entravision Communications Corp., Class A (a)	6,500	17,940
Factset Research Systems, Inc. (b)	5,750	421,877
Fisher Communications, Inc. (a)	700	9,870
Global Traffic Network, Inc. (a)	2,090	11,244
Gray Television, Inc. (a)	10,300	23,690
Harte-Hanks, Inc.	4,300	55,298
Hollywood Media Corp. (a)	4,300	5,074
HSW International, Inc. (a)	40	62
iBEAM Broadcasting Corp. (a)	80	—
IHS, Inc., Class A (a)	5,600	299,432
infoGROUP, Inc. (a)	3,200	24,960
Interactive Data Corp.	3,838	122,816
interCLICK, Inc. (a)	2,000	7,680
inVentiv Health, Inc. (a)	4,180	93,883
John Wiley & Sons, Inc., Class A	5,800	251,024
Journal Communications, Inc., Class A	4,500	18,900
Knology, Inc. (a)	3,500	47,040
The Knot, Inc. (a)	3,100	24,242
Lamar Advertising Co., Class A (a)	8,207	281,910
Lee Enterprises, Inc. (a)	5,300	17,967

Common Stocks	Shares	Value

Media (concluded)
Liberty Global, Inc. (a)(b)	29,841	$870,164
Liberty Global, Inc., Series C (a)	3,922	113,307
Liberty Media Corp., Series A (a)	6,932	379,042
Liberty Media Holding Corp. - Capital (a)	10,770	391,705
Liberty Media Holding Corp. - Interactive (a)	79,436	1,216,165
Lin TV Corp., Class A (a)	3,200	18,400
Local.com Corp. (a)	500	3,335
LodgeNet Interactive Corp. (a)	3,600	25,092
Marchex, Inc., Class B	3,200	16,352
Martha Stewart Living Omnimedia, Inc., Class A (a)	4,241	23,665
McClatchy Co., Class A (b)	8,231	40,414
Media General, Inc., Class A	2,100	17,409
Mediacom Communications Corp., Class A (a)	5,900	35,105
Morningstar, Inc. (a)	2,415	116,137
National CineMedia, Inc.	5,100	88,026
New Frontier Media, Inc. (a)	5,400	10,800
Nexstar Broadcasting Group, Inc., Class A (a)	4,500	22,140
Outdoor Channel Holdings, Inc. (a)	400	2,636
PDI, Inc. (a)	1,330	10,002
Playboy Enterprises, Inc., Class B (a)	6,168	22,575
Primedia, Inc.	3,905	13,433
Radio One, Inc., Class D (a)	4,021	12,264
RHI Entertainment, Inc. (a)	300	53
SIRIUS XM Radio, Inc. (a)(b)	491,750	428,068
Saga Communications, Inc. (a)	357	8,025
Salem Communications Corp., Class A (a)	1,600	5,728
Salon Media Group, Inc. (a)	30	2
Schawk, Inc.	2,100	38,073
Scholastic Corp.	3,810	106,680
Sinclair Broadcast Group, Inc., Class A (a)	8,400	42,672
Spanish Broadcasting System, Inc., Class A (a)	6,546	5,105
SuperMedia, Inc. (a)	2,560	104,704
TechTarget, Inc. (a)	1,100	5,753
TheStreet.com, Inc.	2,600	9,620
Valassis Communications, Inc. (a)	6,699	186,433
Value Line, Inc.	100	2,309
ValueClick, Inc. (a)	12,408	125,817
Vertro, Inc. (a)	4,400	1,892
Warner Music Group Corp. (a)	7,700	53,207
WebMD Health Corp., Class A (a)(b)	5,784	268,262
WebMediaBrands, Inc. (a)	1,900	1,881
Westwood One, Inc. (a)	18	153

		9,923,119

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	17

Master Extended Market Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mining — 1.2%
AMCOL International Corp.	2,817	$76,623
Allied Nevada Gold Corp. (a)	7,000	115,990
Alpha Natural Resources, Inc. (a)	15,401	768,356
Arch Coal, Inc.	21,631	494,268
Capital Gold Corp. (a)	6,889	23,836
Cloud Peak Energy, Inc. (a)	5,200	86,528
Coeur d’Alene Mines Corp. (a)	9,692	145,186
Compass Minerals International, Inc.	4,600	369,058
Evergreen Energy, Inc. (a)(b)	8,200	1,476
General Moly, Inc. (a)	6,700	22,244
Hecla Mining Co. (a)(b)	29,585	161,830
International Coal Group, Inc. (a)	11,700	53,469
James River Coal Co. (a)	4,305	68,450
National Coal Corp. (a)	4,200	2,394
Patriot Coal Corp. (a)	10,192	208,528
Royal Gold, Inc.	7,635	352,813
Solitario Exploration & Royalty Corp. (a)	6,600	13,596
Stillwater Mining Co. (a)	7,184	93,248
Timberline Resources Corp. (a)	6,000	6,300
U.S. Energy Corp. - Wyoming (a)	5,200	30,992
US Gold Corp. (a)	16,300	44,010
Vista Gold Corp. (a)	3,800	7,638
Walter Industries, Inc.	7,028	648,474
Westmoreland Coal Co. (a)	1,600	20,192

		3,815,499

Mobile Telecommunications — 0.6%
Atlantic Tele-Network, Inc.	1,100	49,423
FiberTower Corp. (a)	2,240	10,416
Globalstar, Inc. (a)	7,142	9,713
Leap Wireless International, Inc. (a)	7,486	122,471
NII Holdings, Inc. (a)	22,000	916,520
NTELOS Holdings Corp.	5,300	94,287
ORBCOMM, Inc. (a)	1,800	3,870
Shenandoah Telecom Co.	2,000	37,600
Telephone & Data Systems, Inc.	8,800	297,880
Telephone & Data Systems, Inc.	2,900	86,536
TerreStar Corp. (a)	5,100	6,732
U.S. Cellular Corp. (a)	1,600	66,208
USA Mobility, Inc.	5,300	67,151

		1,768,807

Nonlife Insurance — 4.1%
21st Century Holding Co.	2,379	9,706
AMBAC Financial Group, Inc. (b)	33,212	18,492
Affirmative Insurance Holdings, Inc. (a)	3,097	14,556
Alleghany Corp. (a)	831	241,742
Allied World Assurance Holdings Ltd.	5,900	264,615
American Financial Group, Inc.	9,037	257,103
American National Insurance Co.	2,222	252,286
American Physicians Capital, Inc.	1,933	61,759

Common Stocks	Shares	Value

Nonlife Insurance (continued)
American Safety Insurance Holdings Ltd. (a)	3,100	$51,429
AmTrust Financial Services, Inc.	4,300	59,985
Arch Capital Group Ltd. (a)	6,587	502,259
Argo Group International Holdings Ltd.	4,739	154,444
Arthur J. Gallagher & Co.	11,700	287,235
Aspen Insurance Holdings Ltd.	10,800	311,472
Assured Guaranty Ltd.	17,321	380,542
Axis Capital Holdings Ltd.	19,600	612,696
Baldwin & Lyons, Inc., Class B	950	22,886
Brown & Brown, Inc.	15,700	281,344
CNA Financial Corp. (a)	4,034	107,789
CNA Surety Corp. (a)	1,900	33,801
Donegal Group, Inc., Class A	500	7,255
Eastern Insurance Holdings, Inc.	1,900	19,266
EMC Insurance Group, Inc.	1,100	24,772
Endurance Specialty Holdings Ltd.	7,000	260,050
Enstar Group Ltd. (a)	600	41,496
Erie Indemnity Co., Class A	4,388	189,255
Everest Re Group Ltd.	7,300	590,789
FPIC Insurance Group, Inc. (a)	2,400	65,064
First Acceptance Corp. (a)	1,327	2,707
First American Corp.	16,289	551,220
First Mercury Financial Corp.	2,400	31,272
Flagstone Reinsurance Holdings Ltd.	4,500	51,570
Greenlight Capital Re Ltd. (a)	3,700	98,716
HCC Insurance Holdings, Inc.	13,450	371,220
The Hanover Insurance Group, Inc.	6,700	292,187
Harleysville Group, Inc.	1,400	47,264
Horace Mann Educators Corp.	4,300	64,758
Infinity Property & Casualty Corp.	1,800	81,792
InsWeb Corp. (a)	662	3,449
Life Partners Holdings, Inc. (b)	1,831	40,593
Life Quotes, Inc. (a)	366	1,105
MBIA, Inc. (a)(b)	20,546	128,823
Maiden Holdings Ltd.	5,278	39,004
Markel Corp. (a)	1,240	464,578
Meadowbrook Insurance Group, Inc.	4,400	34,760
Mercer Insurance Group, Inc.	1,400	25,200
Mercury General Corp.	2,961	129,455
Montpelier Re Holdings Ltd.	9,300	156,333
NYMAGIC, Inc.	600	12,738
National Interstate Corp.	600	12,426
National Security Group, Inc.	120	1,460
Navigators Group, Inc. (a)	1,700	66,861
Old Republic International Corp.	27,566	349,537
OneBeacon Insurance Group Ltd.	4,600	79,350
PMA Capital Corp., Class A (a)	4,695	28,827
PartnerRe Ltd.	9,112	726,409
Platinum Underwriters Holdings Ltd.	7,200	266,976
ProAssurance Corp. (a)	4,400	257,576

18	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Master Extended Market Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Nonlife Insurance (concluded)
RLI Corp.	2,100	$119,742
Reinsurance Group of America, Inc.	9,095	477,669
RenaissanceRe Holdings Ltd.	7,700	437,052
Safety Insurance Group, Inc.	1,800	67,806
SeaBright Insurance Holdings, Inc.	4,700	51,747
Selective Insurance Group, Inc.	5,800	96,280
State Auto Financial Corp.	1,425	25,579
Tower Group, Inc.	6,270	139,006
Transatlantic Holdings, Inc.	8,162	430,954
Unico American Corp.	300	2,880
United America Indemnity, Ltd. (a)	2,700	25,839
United Fire & Casualty Co.	2,000	35,980
Unitrin, Inc.	5,170	145,019
Universal Insurance Holdings, Inc.	6,100	30,866
Validus Holdings Ltd.	11,455	315,356
W.R. Berkley Corp.	17,090	445,878
Wesco Financial Corp.	168	64,764
White Mountains Insurance Group, Inc.	932	330,860
Zenith National Insurance Corp.	5,150	197,348

		12,982,879

Oil & Gas Producers — 3.7%
ATP Oil & Gas Corp. (a)(b)	6,400	120,384
Abraxas Petroleum Corp. (a)	7,700	14,784
Adams Resources & Energy, Inc.	800	14,000
Alon USA Energy, Inc.	1,500	10,875
American Oil & Gas, Inc. (a)	9,900	67,320
Apco Oil and Gas International, Inc.	1,026	27,764
Approach Resources, Inc. (a)	1,300	11,804
Arena Resources, Inc. (a)	5,000	167,000
Atlas Energy, Inc.	9,773	304,136
BPZ Resources, Inc. (a)(b)	11,795	86,693
Barnwell Industries, Inc. (a)	1,007	4,280
Berry Petroleum Co., Class A	6,400	180,224
Bill Barrett Corp. (a)	4,100	125,911
Brigham Exploration Co. (a)	13,800	220,110
CNX Gas Corp. (a)	3,947	150,183
CREDO Petroleum Corp. (a)	1,700	16,813
CVR Energy, Inc. (a)	5,854	51,222
Callon Petroleum Co. (a)	1,981	10,618
Cano Petroleum, Inc. (a)	10,900	12,753
Carrizo Oil & Gas, Inc. (a)	4,300	98,685
Cheniere Energy, Inc. (a)	9,500	29,355
Cimarex Energy Co.	10,299	611,555
Clayton Williams Energy, Inc. (a)	1,100	38,478
Cobalt International Energy, Inc. (a)	9,300	126,480
Comstock Resources, Inc. (a)	6,600	209,880
Concho Resources, Inc. (a)	9,667	486,830
Contango Oil & Gas Co. (a)	1,500	76,725
Continental Resources, Inc. (a)	3,919	166,753
Delek US Holdings, Inc.	1,600	11,648
Delta Petroleum Corp. (a)(b)	24,435	34,453
Denbury Resources, Inc. (a)	—	4
Double Eagle Pete & Mining Co. (a)	2,894	12,300

Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
Dune Energy, Inc. (a)	1,560	$345
EXCO Resources, Inc.	22,100	406,198
Endeavour International Corp. (a)	20,400	25,908
Energen Corp.	8,845	411,558
FX Energy, Inc. (a)	5,900	20,237
Forest Oil Corp. (a)	13,720	354,250
Frontier Oil Corp.	13,398	180,873
GMX Resources, Inc. (a)	4,923	40,467
Gasco Energy, Inc. (a)	5,700	1,824
GeoMet, Inc. (a)	7,532	6,726
GeoPetro Resources Co. (a)	9,626	5,968
GeoResources, Inc. (a)	1,200	18,324
Goodrich Petroleum Corp. (a)	4,098	64,093
Gulfport Energy Corp. (a)	3,900	43,836
Harvest Natural Resources, Inc. (a)	7,300	54,969
Holly Corp.	5,700	159,087
Houston American Energy Corp.	2,100	38,115
John D. Oil & Gas Co.	6,000	240
Magnum Hunter Resources Corp. (a)	10,000	30,400
Mariner Energy, Inc. (a)	11,708	175,269
McMoRan Exploration Co. (a)(b)	11,026	161,310
Meridian Resource Corp. (a)	5,100	1,428
Newfield Exploration Co. (a)	16,493	858,461
Northern Oil And Gas, Inc. (a)	4,100	64,985
Panhandle Oil & Gas, Inc.	900	21,267
Penn Virginia Corp.	6,800	166,600
PetroHawk Energy Corp. (a)	38,501	780,800
Petroleum Development Corp. (a)	3,280	75,998
Petroquest Energy, Inc. (a)	8,675	43,635
Plains Exploration & Production Co. (a)	18,019	540,390
PostRock Energy Corp. (a)	1,158	11,800
Quicksilver Resources, Inc. (a)	15,260	214,708
Ram Energy Resources, Inc. (a)	7,700	11,242
Resolute Energy Corp. (a)	3,700	44,807
Rex Energy Corp. (a)	5,500	62,645
Rosetta Resources, Inc. (a)	7,900	186,045
SandRidge Energy, Inc. (a)(b)	24,626	189,620
Southern Union Co.	14,454	366,698
St. Mary Land & Exploration Co.	8,400	292,404
Stone Energy Corp. (a)	5,609	99,560
Swift Energy Co. (a)	4,100	126,034
Syntroleum Corp. (a)	9,000	19,080
Toreador Resources Corp. (a)	4,100	33,538
Tri-Valley Corp. (a)	4,300	8,514
Ultra Petroleum Corp. (a)	19,400	904,622
Vaalco Energy, Inc.	6,500	32,110
Venoco, Inc. (a)	2,700	34,641
W&T Offshore, Inc.	3,100	26,040
Warren Resources, Inc. (a)	16,300	41,076
Western Refining, Inc. (a)(b)	5,927	32,599
Whiting Petroleum Corp. (a)	6,600	533,544
Zion Oil & Gas, Inc. (a)(b)	4,585	28,381

		11,553,289

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	19

Master Extended Market Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Personal Goods — 1.3%
Alberto-Culver Co.	10,645	$278,367
American Apparel, Inc. (a)	3,100	9,393
Carter’s, Inc. (a)	6,500	195,975
Charles & Colvard Ltd. (a)	4,480	8,198
Cherokee, Inc.	2,400	43,200
Columbia Sportswear Co.	1,600	84,048
Crocs, Inc. (a)	11,935	104,670
Culp, Inc. (a)	2,100	25,179
Deckers Outdoor Corp. (a)	1,756	242,328
Elizabeth Arden, Inc. (a)	4,500	81,000
Fossil, Inc. (a)	6,117	230,855
G-III Apparel Group, Ltd. (a)	1,539	42,415
Hanesbrands, Inc. (a)	11,502	319,986
Heelys, Inc. (a)	3,956	9,415
Helen of Troy Ltd. (a)	4,500	117,270
Iconix Brand Group, Inc. (a)	10,781	165,596
Inter Parfums, Inc.	2,450	36,309
Joe’s Jeans, Inc. (a)	11,900	31,297
Jones Apparel Group, Inc.	10,100	192,102
K-Swiss, Inc., Class A (a)	3,200	33,472
Kenneth Cole Productions, Inc., Class A (a)	2,900	37,149
Lacrosse Footwear, Inc.	500	7,675
Lakeland Industries, Inc. (a)	1,210	10,285
Liz Claiborne, Inc. (a)(b)	12,689	94,279
Maidenform Brands, Inc. (a)	1,600	34,960
Movado Group, Inc. (a)	2,600	29,328
Orchids Paper Products Co. (a)	1,900	31,255
Oxford Industries, Inc.	1,900	38,627
Parlux Fragrances, Inc. (a)	3,918	7,875
Perry Ellis International, Inc. (a)	2,100	47,565
Phillips-Van Heusen Corp.	6,200	355,632
Phoenix Footwear Group, Inc. (a)	1,000	620
Physicians Formula Holdings, Inc. (a)	3,138	7,688
Quiksilver, Inc. (a)	13,120	62,058
Revlon, Inc., Class A (a)	2,189	32,507
Rocky Brands, Inc. (a)	1,000	9,540
Skechers U.S.A., Inc., Class A (a)	4,500	163,440
Steven Madden Ltd. (a)	2,700	131,760
Superior Uniform Group, Inc.	1,500	14,250
Tandy Brands Accessories, Inc. (a)	1,401	5,044
Timberland Co., Class A (a)	4,711	100,533
True Religion Apparel, Inc. (a)	4,200	127,512
Under Armour, Inc., Class A (a)	4,000	117,640
Unifi, Inc. (a)	4,272	15,550
Volcom, Inc. (a)	2,200	42,944
The Warnaco Group, Inc. (a)	6,400	305,344
Weyco Group, Inc.	700	16,464
Wolverine World Wide, Inc.	5,400	157,464

		4,256,063

Pharmaceuticals & Biotechnology — 4.8%
AMAG Pharmaceuticals, Inc. (a)	3,200	111,712
ARCA Biopharma, Inc. (a)	511	2,785
Aastrom Biosciences, Inc. (a)	1,825	3,011

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
ARYx Therapeutics, Inc. (a)	2,900	$2,523
AVI BioPharma, Inc. (a)	19,500	23,205
The Abraxis Bioscience, Inc. (a)	613	31,723
Acadia Pharmaceuticals, Inc. (a)	4,500	6,795
Achillion Pharmaceuticals, Inc. (a)	9,800	27,146
Acorda Therapeutics, Inc. (a)	5,500	188,100
Acura Pharmaceuticals, Inc. (a)	2,600	14,014
Adolor Corp. (a)	7,200	12,960
Affymax, Inc. (a)	1,300	30,459
Affymetrix, Inc. (a)	10,960	80,446
Akorn, Inc. (a)	8,100	12,393
Albany Molecular Research, Inc. (a)	2,000	16,700
Alexion Pharmaceuticals, Inc. (a)	11,000	598,070
Alexza Pharmaceuticals, Inc. (a)	3,600	9,666
Alkermes, Inc. (a)	14,200	184,174
Allos Therapeutics, Inc. (a)	13,000	96,590
Alnylam Pharmaceuticals, Inc. (a)	3,900	66,378
Amicus Therapeutics, Inc. (a)	1,700	5,423
Amylin Pharmaceuticals, Inc. (a)	17,715	398,410
Anadys Pharmaceuticals, Inc. (a)	10,400	26,416
Antigenics, Inc. (a)	12,100	8,793
Ardea Biosciences, Inc. (a)	1,900	34,694
Arena Pharmaceuticals, Inc. (a)(b)	15,357	47,607
Ariad Pharmaceuticals, Inc. (a)	18,624	63,322
Arqule, Inc. (a)	5,130	29,549
Array Biopharma, Inc. (a)	10,600	29,044
AspenBio Pharma, Inc. (a)	1,794	4,090
Auxilium Pharmaceuticals, Inc. (a)	6,200	193,192
Avanir Pharmaceuticals, Inc. (a)	7,050	16,356
BioCryst Pharmaceuticals, Inc. (a)(b)	3,937	25,866
Biodel, Inc. (a)	600	2,562
BioMarin Pharmaceuticals, Inc. (a)	14,300	334,191
BioMimetic Therapeutics, Inc. (a)	1,750	23,012
Biosante Pharmaceuticals, Inc. (a)(b)	9,451	16,917
CEL-SCI Corp. (a)	23,000	14,800
CPEX Pharmaceuticals, Inc. (a)	90	1,432
Cadence Pharmaceuticals, Inc. (a)(b)	2,300	20,999
Caliper Life Sciences, Inc. (a)	2,385	9,421
Caraco Pharmaceutical Laboratories Ltd. (a)	1,400	8,386
Celera Corp. (a)	8,800	62,480
Cell Therapeutics, Inc. (a)(b)	79,042	42,738
Celldex Therapeutics, Inc. (a)	7,466	45,841
Cerus Corp. (a)(b)	10,900	30,411
Charles River Laboratories International, Inc. (a)	7,792	306,304
Chelsea Therapeutics International, Inc. (a)	7,185	25,507
Columbia Laboratories, Inc. (a)	7,400	7,918
Cubist Pharmaceuticals, Inc. (a)	8,200	184,828
Cumberland Pharmaceuticals, Inc. (a)	600	6,318

20	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Master Extended Market Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Curis, Inc. (a)	14,000	$42,980
Cypress Bioscience, Inc. (a)	7,500	36,750
Cytokinetics, Inc. (a)	4,200	13,440
Cytori Therapeutics, Inc. (a)	6,000	27,360
CytRx Corp. (a)	24,700	27,417
Dendreon Corp. (a)	16,830	613,790
Depomed, Inc. (a)	7,300	25,915
Discovery Laboratories, Inc. (a)	26,500	13,780
Durect Corp. (a)	7,200	21,672
Dusa Pharmaceuticals, Inc. (a)	1,300	2,379
Dyax Corp. (a)	8,000	27,280
Dynavax Technologies Corp. (a)	5,100	6,630
Emergent Biosolutions, Inc. (a)	2,500	41,975
Emisphere Technologies, Inc. (a)	4,800	11,376
Endo Pharmaceuticals Holdings, Inc. (a)	14,600	345,874
Entremed, Inc. (a)	8,889	6,045
Enzo Biochem, Inc. (a)	3,973	23,917
Enzon Pharmaceuticals, Inc. (a)	7,400	75,332
EpiCept Corp. (a)	4,465	9,466
Exact Sciences Corp. (a)	1,600	7,120
Exelixis, Inc. (a)	11,500	69,805
Facet Biotech Corp. (a)	3,680	99,323
GTC Biotherapeutics, Inc. (a)	900	495
GTx, Inc. (a)(b)	2,400	8,016
Gen-Probe, Inc. (a)	6,300	315,000
General Liquidating Trust Certificates (a)	566	1
Genomic Health, Inc. (a)	2,100	36,939
Genta, Inc. (a)	26	1
GenVec, Inc. (a)(b)	21,538	16,800
Geron Corp. (a)(b)	14,100	80,088
Halozyme Therapeutics, Inc. (a)	7,300	58,327
Harbor BioSciences, Inc. (a)	2,300	1,185
Harvard Bioscience, Inc. (a)	1,520	5,882
Helicos BioSciences Corp. (a)	500	395
Hemispherx Biopharma, Inc. (a)	9,683	7,165
Hi-Tech Pharmacal Co., Inc. (a)	1,706	37,771
Human Genome Sciences, Inc. (a)	23,000	694,600
Idenix Pharmaceuticals, Inc. (a)	3,600	10,152
Idera Pharmaceuticals, Inc. (a)	2,100	13,041
Illumina, Inc. (a)(b)	15,992	622,089
ImmunoGen, Inc. (a)	10,000	80,900
Immunomedics, Inc. (a)	13,200	43,824
Impax Laboratories, Inc. (a)	7,500	134,100
Incyte Corp. (a)	15,691	219,046
Infinity Pharmaceuticals, Inc. (a)	1,000	6,100
Inovio Biomedical Corp. (a)(b)	13,600	18,088
Insmed, Inc. (a)	13,600	16,048
Inspire Pharmaceuticals, Inc. (a)	6,300	39,312
InterMune, Inc. (a)	6,584	293,449
Ironwood Pharmaceuticals, Inc. (a)	300	4,056
Isis Pharmaceuticals, Inc. (a)	9,900	108,108
Ista Pharmaceuticals, Inc. (a)	5,300	21,571

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Javelin Pharmaceuticals, Inc. (a)	6,200	$7,998
Jazz Pharmaceuticals, Inc. (a)	2,709	29,528
K-V Pharmaceutical Co., Class A (a)	4,100	7,216
Keryx Biopharmaceuticals, Inc. (a)	8,751	23,978
Lexicon Genetics, Inc. (a)	7,700	11,396
Ligand Pharmaceuticals, Inc., Class B (a)	10,752	18,816
Luminex Corp. (a)	5,300	89,199
MAP Pharmaceuticals, Inc. (a)	1,167	18,544
MDRNA, Inc. (a)(b)	3,390	3,729
MannKind Corp. (a)(b)	9,700	63,632
Matrixx Initiatives, Inc. (a)	654	3,316
Maxygen, Inc. (a)	6,900	45,333
Medicines Co. (a)	7,470	58,565
Medicis Pharmaceutical Corp., Class A	7,500	188,700
Medivation, Inc. (a)(b)	4,800	50,352
Micromet, Inc. (a)	7,133	57,635
MiddleBrook Pharmaceuticals, Inc. (a)	8,000	2,400
Molecular Insight Pharmaceuticals, Inc. (a)(b)	3,700	4,847
Momenta Pharmaceuticals, Inc. (a)	4,300	64,371
Myriad Genetics, Inc. (a)	12,700	305,435
Myriad Pharmaceuticals, Inc. (a)	6,400	28,928
NPS Pharmaceuticals, Inc. (a)	6,340	31,954
Nabi Biopharmaceuticals (a)	5,700	31,179
Nektar Therapeutics (a)	10,500	159,705
Neurocrine Biosciences, Inc. (a)	5,345	13,630
Nile Therapeutics, Inc. (a)	4,900	4,802
Novavax, Inc. (a)(b)	11,006	25,424
OSI Pharmaceuticals, Inc. (a)	7,967	474,435
Obagi Medical Products, Inc. (a)	2,700	32,886
OncoGenex Pharmaceutical, Inc. (a)	876	17,984
Onyx Pharmaceuticals, Inc. (a)	8,200	248,296
Opko Health, Inc. (a)	12,291	24,336
Optimer Pharmaceuticals, Inc. (a)	3,700	45,436
Orchid Cellmark, Inc. (a)	3,008	5,715
Ore Pharmaceutical Holdings, Inc. (a)	380	133
Orexigen Therapeutics, Inc. (a)	6,800	40,052
Orthologic Corp. (a)	4,100	3,690
Osiris Therapeutics, Inc. (a)	2,000	14,800
OxiGene, Inc. (a)	2,000	2,460
PDL BioPharma, Inc.	18,700	116,127
Pain Therapeutics, Inc. (a)	4,500	28,215
Palatin Technologies, Inc. (a)	10,600	2,745
Par Pharmaceutical Cos., Inc. (a)	5,000	124,000
Penwest Pharmaceuticals Co. (a)	4,600	15,870
Peregrine Pharmaceuticals, Inc. (a)(b)	4,160	12,813
Perrigo Co.	11,100	651,792
Pharmacyclics, Inc. (a)	3,849	24,018
Pharmasset, Inc. (a)	2,394	64,159

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	21

Master Extended Market Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Poniard Pharmaceuticals, Inc. (a)	933	$1,073
Pozen, Inc. (a)	3,300	31,614
Prestige Brands Holdings, Inc. (a)	3,900	35,100
Progenics Pharmaceuticals, Inc. (a)	3,200	17,056
Questcor Pharmaceuticals, Inc. (a)	6,900	56,787
RXi Pharmaceuticals Corp. (a)	649	2,959
Raptor Pharmaceutical Corp. (a)	309	581
Regeneron Pharmaceuticals, Inc. (a)	7,500	198,675
Repligen Corp. (a)	3,300	13,398
Repros Therapeutics, Inc. (a)	1,300	878
Rexahn Pharmaceuticals, Inc. (a)	5,000	8,100
Rigel Pharmaceuticals, Inc. (a)	4,865	38,774
SIGA Technologies, Inc. (a)(b)	5,935	39,349
Salix Pharmaceuticals Ltd. (a)	7,753	288,799
Sangamo Biosciences, Inc. (a)(b)	4,200	22,764
Santarus, Inc. (a)	9,200	49,496
Savient Pharmaceuticals, Inc. (a)	9,384	135,599
Sciclone Pharmaceuticals, Inc. (a)	9,654	34,079
Seattle Genetics, Inc. (a)	8,244	98,433
Sequenom, Inc. (a)(b)	6,120	38,617
Somaxon Pharmaceuticals, Inc. (a)(b)	3,000	25,950
Spectrum Pharmaceuticals, Inc. (a)	7,416	34,188
StemCells, Inc. (a)(b)	18,475	21,431
Strategic Diagnostics, Inc. (a)	5,000	9,500
Sucampo Pharmaceuticals, Inc., Class A (a)	900	3,213
SuperGen, Inc. (a)	3,130	10,016
Synta Pharmaceuticals Corp. (a)	2,100	9,051
Talecris Biotherapeutics Holdings Corp. (a)	5,600	111,552
Targacept, Inc. (a)	1,815	35,683
Techne Corp.	4,400	280,236
Telik, Inc. (a)	8,430	6,995
Theravance, Inc. (a)	5,500	73,260
Threshold Pharmaceuticals, Inc. (a)	2,897	5,417
Transcept Pharmaceuticals, Inc. (a)	800	6,360
Transgenomic, Inc. (a)	3,735	3,197
Trimeris, Inc. (a)	2,900	7,105
Trubion Pharmaceuticals, Inc. (a)	1,566	6,687
Unigene Laboratories, Inc. (a)	10,700	9,416
United Therapeutics Corp. (a)	6,400	354,112
Valeant Pharmaceuticals International (a)	9,500	407,645
Vanda Pharmaceuticals, Inc. (a)	3,911	45,133
Vertex Pharmaceuticals, Inc. (a)	24,062	983,414
Vical, Inc. (a)	7,500	25,200
ViroPharma, Inc. (a)	8,400	114,492
Vivus, Inc. (a)(b)	11,289	98,440
XOMA Ltd. (a)	63,404	36,210
Xenoport, Inc. (a)	3,000	27,780

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
ZymoGenetics, Inc. (a)	5,900	$33,807

		15,186,047

Real Estate Investment & Services — 0.6%
American Realty Investors, Inc. (a)	500	5,375
Avatar Holdings, Inc. (a)	700	15,218
Brookfield Properties Corp.	32,033	492,027
Consolidated-Tomoka Land Co.	300	9,453
Forest City Enterprises, Inc., Class A (a)	14,680	211,539
Forestar Group, Inc. (a)	5,133	96,911
Grubb & Ellis Co. (a)	6,291	13,840
HFF, Inc., Class A (a)	2,700	20,061
Hilltop Holdings, Inc. (a)	5,680	66,740
Jones Lang LaSalle, Inc.	5,025	366,272
LoopNet, Inc. (a)	4,000	44,960
Market Leader, Inc. (a)	2,578	5,156
Maui Land & Pineapple Co., Inc. (a)	400	2,492
Move, Inc. (a)	12,824	26,802
Reis, Inc. (a)	2,000	11,420
The St. Joe Co. (a)	11,300	365,555
Stratus Properties, Inc. (a)	353	3,491
Tejon Ranch Co. (a)	1,078	32,901
Thomas Properties Group, Inc.	5,227	17,406
Transcontinental Realty Investors, Inc. (a)	393	4,920
ZipRealty, Inc. (a)	1,958	9,594

		1,822,133

Real Estate Investment Trusts (REITs) — 6.4%
AMB Property Corp.	19,900	542,076
ARMOUR Residential REIT, Inc.	200	1,638
Acadia Realty Trust	3,527	62,992
Agree Realty Corp.	2,200	50,292
Alexander’s, Inc. (a)	402	120,250
Alexandria Real Estate Equities, Inc. (c)	5,273	356,455
American Campus
Communities, Inc.	7,275	201,226
American Capital Agency Corp. (b)	3,490	89,344
Annaly Capital Management, Inc.	71,000	1,219,780
Anworth Mortgage Asset Corp.	17,800	119,972
Apollo Commercial Real Estate Finance, Inc.	2,700	48,627
Arbor Realty Trust, Inc. (a)	4,611	14,940
Arlington Asset Investment Corp.	485	8,643
Ashford Hospitality Trust, Inc. (a)	10,700	76,719
Associated Estates Realty Corp.	4,700	64,813
BRE Properties	7,735	276,526
BRT Realty Trust	2,375	15,675
BioMed Realty Trust, Inc.	10,900	180,286
Brandywine Realty Trust	14,814	180,879
CBL & Associates Properties, Inc.	16,420	224,954
Camden Property Trust	8,957	372,880

22	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Master Extended Market Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Capital Trust, Inc. (a)	2,100	$3,255
CapLease, Inc.	5,971	33,139
Capstead Mortgage Corp.	10,600	126,776
Care Investment Trust, Inc.	4,800	42,816
Cedar Shopping Centers, Inc.	6,477	51,233
Chimera Investment Corp.	75,500	293,695
Cogdell Spencer, Inc.	6,700	49,580
Colonial Properties Trust	6,700	86,296
Colony Financial, Inc. (a)	2,800	56,000
Corporate Office Properties Trust	8,200	329,066
Cousins Properties, Inc.	9,394	78,061
Cypress Sharpridge Investments, Inc.	2,500	33,450
DCT Industrial Trust, Inc.	21,600	112,968
Developers Diversified Realty Corp.	20,568	250,313
DiamondRock Hospitality Co.	15,246	154,137
Digital Realty Trust, Inc.	8,800	476,960
Douglas Emmett, Inc.	12,500	192,125
Duke Realty Corp.	26,375	327,050
Dupont Fabros Technology, Inc.	4,763	102,833
Eastgroup Properties, Inc.	4,100	154,734
Education Realty Trust, Inc.	11,390	65,379
Entertainment Properties Trust	4,800	197,424
Equity Lifestyle Properties, Inc.	3,400	183,192
Equity One, Inc.	4,643	87,706
Essex Property Trust, Inc.	3,900	350,805
Extra Space Storage, Inc.	12,160	154,189
FBR Capital Markets Corp. (a)	5,647	25,694
Federal Realty Investment Trust	7,440	541,706
FelCor Lodging Trust, Inc. (a)	6,800	38,760
First Industrial Realty Trust, Inc. (a)	6,700	51,992
First Potomac Realty Trust	3,000	45,090
Franklin Street Properties Corp.	7,300	105,339
Getty Realty Corp.	1,900	44,460
Gladstone Commercial Corp.	3,000	43,350
Glimcher Realty Trust	8,100	41,067
Government Properties Income Trust	2,300	59,823
Gramercy Capital Corp. (a)	9,039	25,219
HRPT Properties Trust	26,000	202,280
Hatteras Financial Corp.	5,700	146,889
Healthcare Realty Trust, Inc.	9,000	209,610
Hersha Hospitality Trust	18,100	93,758
Highwoods Properties, Inc.	9,950	315,713
Home Properties, Inc.	4,900	229,320
Hospitality Properties Trust	15,357	367,800
Inland Real Estate Corp.	6,400	58,560
InvesCo. Mortgage Capital, Inc.	3,300	75,900
Investors Real Estate Trust	10,615	95,747
iStar Financial, Inc. (a)(b)	16,400	75,276
JER Investors Trust, Inc.	95	11
Kilroy Realty Corp.	6,600	203,544
Kite Realty Group Trust	5,600	26,488
LTC-Amerivest Liquidating Trust (a)	4,400	—
LTC Properties, Inc.	2,000	54,120

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
LaSalle Hotel Properties	8,400	$195,720
Lexington Corporate Properties Trust	10,160	66,142
Liberty Property Trust	13,460	456,832
MFA Financial, Inc.	39,200	288,512
The Macerich Co.	11,687	447,728
Mack-Cali Realty Corp.	9,900	348,975
Maguire Properties, Inc. (a)(b)	8,442	26,001
Medical Properties Trust, Inc.	7,900	82,792
Mid-America Apartment Communities, Inc.	4,300	222,697
Mission West Properties, Inc.	5,252	36,134
Monmouth Real Estate Investment Corp., Class A	6,574	55,287
National Health Investors, Inc.	2,757	106,861
National Retail Properties, Inc.	11,991	273,755
Nationwide Health Properties, Inc.	13,700	481,555
New York Mortgage Trust, Inc.	3,300	24,915
NorthStar Realty Finance Corp.	10,985	46,247
Omega Healthcare Investors, Inc.	12,300	239,727
One Liberty Properties, Inc.	1,237	20,608
PMC Commercial Trust	2,860	20,935
PS Business Parks, Inc.	2,200	117,480
Parkway Properties, Inc.	2,900	54,462
Pebblebrook Hotel Trust (a)	1,200	25,236
Pennsylvania Real Estate Investment Trust (b)	4,399	54,856
Pennymac Mortgage Investment Trust (a)	1,950	32,390
Piedmont Office Realty Trust, Inc.	8,900	176,665
Post Properties, Inc.	4,900	107,898
Potlatch Corp.	5,359	187,779
RAIT Investment Trust (a)	8,800	17,424
Ramco-Gershenson Properties Trust	2,254	25,380
Rayonier, Inc.	9,771	443,897
Realty Income Corp. (b)	12,700	389,763
Redwood Trust, Inc.	11,000	169,620
Regency Centers Corp.	12,100	453,387
Resource Capital Corp.	7,200	48,672
Roberts Realty Investors, Inc. (a)	1,339	1,714
SL Green Realty Corp.	10,382	594,577
Saul Centers, Inc.	1,300	53,820
Senior Housing Properties Trust	17,500	387,625
Sovran Self Storage, Inc.	2,700	94,122
Starwood Property Trust, Inc.	4,956	95,651
Strategic Hotel Capital, Inc. (a)	12,974	55,140
Sun Communities, Inc.	3,600	90,720
Sunstone Hotel Investors, Inc. (a)	10,180	113,711
Supertel Hospitality, Inc. (a)	3,151	5,514
Tanger Factory Outlet Centers, Inc.	5,800	250,328
Taubman Centers, Inc.	7,200	287,424
Terreno Realty Corp. (a)	2,300	45,379

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	23

Master Extended Market Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
U-Store-It Trust	8,319	$59,897
UDR, Inc.	21,264	375,097
UMH Properties, Inc.	1,980	16,177
Universal Health Realty Income Trust	1,300	45,942
Urstadt Biddle Properties, Inc.	1,300	18,486
Urstadt Biddle Properties, Inc., Class A	900	14,229
Walter Investment Management Corp.	3,118	49,888
Washington Real Estate Investment Trust	6,800	207,740
Weingarten Realty Investors	14,075	303,457
Winthrop Realty Trust	4,248	51,146

		20,363,781

Software — 0.0%
Primus Telecommunications Escrow	29,100	—

Software & Computer Services — 4.7%
ACI Worldwide, Inc. (a)	3,600	74,196
AMICAS, Inc. (a)	3,400	20,468
AOL, Inc. (a)	14,500	366,560
Accelrys, Inc. (a)	3,000	18,480
Actuate Corp. (a)	9,500	53,105
Advent Software, Inc. (a)(b)	1,900	85,025
American Software, Class A	4,300	24,983
Analysts International Corp. (a)	683	1,851
Answers Corp. (a)	800	6,680
Ansys, Inc. (a)	10,813	466,473
ArcSight, Inc. (a)	4,300	121,045
Ariba, Inc. (a)	12,054	154,894
Art Technology Group, Inc. (a)	24,282	107,084
Aspen Technology, Inc. (a)	5,700	58,425
athenahealth, Inc. (a)	4,600	168,176
Atrinsic, Inc. (a)	2,231	1,830
Authentidate Holding Corp. (a)	2,000	2,240
BSQUARE Corp. (a)	1,150	2,668
BigBand Networks, Inc. (a)	11,400	40,242
Blackbaud, Inc.	4,748	119,602
Blackboard, Inc. (a)	4,500	187,470
Bottomline Technologies, Inc. (a)	4,600	77,418
CACI International, Inc., Class A (a)	4,500	219,825
CSG Systems International, Inc. (a)	5,665	118,738
Cadence Design Systems, Inc. (a)	37,900	252,414
Callidus Software, Inc. (a)	1,900	6,897
Cerner Corp. (a)	8,665	737,045
Chordiant Software, Inc. (a)	3,020	15,311
Ciber, Inc. (a)	3,800	14,212
Cicero, Inc. (a)	1	—
Clearwire Corp., Class A (a)(b)	7,300	52,195
Cogent Communications Group, Inc. (a)	6,200	64,542
Communication Intelligence Corp. (a)	700	84

Common Stocks	Shares	Value

Software & Computer Services (continued)
CommVault Systems, Inc. (a)	6,100	$130,235
Computer Programs & Systems, Inc.	2,100	82,068
Concur Technologies, Inc. (a)	5,100	209,151
DST Systems, Inc.	5,800	240,410
DealerTrack Holdings, Inc. (a)	4,200	71,736
Delrek, Inc. (a)	2,613	19,963
Deltathree, Inc., Class A (a)	100	22
DemandTec, Inc. (a)	2,500	17,375
Diamond Management & Technology Consultants, Inc.	3,000	23,550
Digimarc Corp. (a)	1,700	29,359
Digital River, Inc. (a)	5,056	153,197
DivX, Inc. (a)	4,500	32,220
Double-Take Software, Inc. (a)	4,900	43,659
Dynamics Research Corp. (a)	1,400	15,778
EPIQ Systems, Inc. (a)	3,400	42,262
EarthLink, Inc.	16,900	144,326
Ebix, Inc. (a)(b)	4,638	74,069
Eclipsys Corp. (a)	6,000	119,280
Egain Communications Corp. (a)	20	18
Epicor Software Corp. (a)	5,700	54,492
Equinix, Inc. (a)	4,729	460,321
Evolve Software, Inc. (a)	2	—
Evolving Systems, Inc. (a)	1,600	11,040
Fair Isaac Corp.	5,151	130,526
FalconStor Software, Inc. (a)	5,800	20,184
Forrester Research, Inc. (a)	2,000	60,140
Fortinet, Inc. (a)	200	3,516
GSE Systems, Inc. (a)	1,203	6,508
Gartner, Inc., Class A (a)	7,180	159,683
Guidance Software, Inc. (a)	3,000	17,250
The Hackett Group, Inc. (a)	7,300	20,294
IAC/InterActiveCorp. (a)	13,750	312,675
ICF International, Inc. (a)	2,100	52,164
iGate Corp.	4,600	44,758
Imergent, Inc.	1,800	12,114
Immersion Corp. (a)	4,800	24,000
Informatica Corp. (a)	12,400	333,064
Infospace, Inc. (a)	6,140	67,847
Innodata Corp. (a)	4,300	17,415
Inter Allscripts - Misys Healthcare Solutions, Inc. (a)	8,945	174,964
Interactive Intelligence, Inc. (a)	2,100	39,249
Internap Network Services Corp. (a)	9,610	53,816
Internet Capital Group, Inc. (a)	4,275	36,124
Ipass, Inc.	5,900	6,785
Isilon Systems, Inc. (a)	5,100	43,911
j2 Global Communications, Inc. (a)	7,000	163,800
JDA Software Group, Inc. (a)	6,066	168,756
Kenexa Corp. (a)	4,000	55,000
Keynote Systems, Inc.	3,600	41,004
Lawson Software, Inc. (a)	14,700	97,167

24	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (continued)
LivePerson, Inc. (a)	5,600	$42,952
LogMeIn, Inc. (a)	900	18,621
LookSmart, Ltd. (a)	1,342	1,382
Magma Design
Automation, Inc. (a)(b)	11,071	28,785
Manhattan Associates, Inc. (a)	4,000	101,920
Mastech Holdings, Inc. (a)	688	3,000
MedAssets, Inc. (a)	4,700	98,700
Medidata Solutions, Inc. (a)	3,800	57,760
Mentor Graphics Corp. (a)	10,200	81,804
Merge Healthcare, Inc. (a)	3,500	7,245
MicroStrategy, Inc., Class A (a)	1,490	126,754
Monotype Imaging Holdings, Inc. (a)	1,100	10,703
NCI, Inc., Class A (a)	1,800	54,414
NIC, Inc.	4,000	31,480
NaviSite, Inc. (a)	1,143	2,938
NetScout Systems, Inc. (a)	2,900	42,891
NetSol Technologies, Inc. (a)	20	17
NetSuite, Inc. (a)	1,600	23,264
Nuance Communications, Inc. (a)	28,870	480,397
Openwave Systems, Inc. (a)	6,061	13,940
Opnet Technologies, Inc.	3,600	58,032
PC-Tel, Inc. (a)	2,300	14,214
PDF Solutions, Inc. (a)	2,280	9,941
PLATO Learning, Inc. (a)	4,591	25,526
PROS Holdings, Inc. (a)	1,800	17,784
Parametric Technology Corp. (a)	16,300	294,215
Pegasystems, Inc.	2,400	88,800
Perficient, Inc. (a)	3,400	38,318
Phase Forward, Inc. (a)	7,500	98,025
Phoenix Technologies Ltd. (a)	3,200	10,304
Premiere Global Services, Inc. (a)	5,885	48,610
Progress Software Corp. (a)	4,400	138,292
QAD, Inc.	1,700	8,925
Quality Systems, Inc. (b)	2,800	172,032
Quest Software, Inc. (a)	9,600	170,784
Rackspace Hosting, Inc. (a)	10,100	189,173
Renaissance Learning, Inc.	1,700	27,591
RightNow Technologies, Inc. (a)	4,100	73,226
RiskMetrics Group, Inc. (a)	2,900	65,569
Rosetta Stone, Inc. (a)	1,200	28,536
Rovi Corp. (a)	13,599	504,931
S1 Corp. (a)	6,000	35,400
SAVVIS, Inc. (a)	4,392	72,468
SRA International, Inc., Class A (a)	4,300	89,397
SRS Labs, Inc. (a)	2,800	27,832
Saba Software, Inc. (a)	3,529	17,469
Sapient Corp.	9,600	87,744
Scientific Learning Corp. (a)	100	480
Selectica, Inc. (a)	570	2,822
Smith Micro Software, Inc. (a)	3,200	28,288
SolarWinds, Inc. (a)	4,800	103,968
Solera Holdings, Inc.	8,100	313,065
Sonic Solutions, Inc. (a)	4,826	45,220

Common Stocks	Shares	Value

Software & Computer Services (concluded)
Sourcefire, Inc. (a)	3,600	$82,620
Stanley, Inc. (a)	1,900	53,751
SuccessFactors, Inc. (a)	6,000	114,240
Support.com, Inc. (a)	5,000	16,350
Switch and Data Facilities Co., Inc. (a)(b)	3,500	62,160
Sybase, Inc. (a)	10,555	492,074
Synchronoss Technologies, Inc. (a)	2,400	46,488
Synopsys, Inc. (a)	19,905	445,275
Syntel, Inc.	2,400	92,328
TIBCO Software, Inc. (a)	24,667	266,157
Taleo Corp., Class A (a)	4,800	124,368
TechTeam Global, Inc. (a)	2,300	15,571
TeleCommunication Systems, Inc., Class A (a)	7,900	57,907
Terremark Worldwide, Inc. (a)	3,000	21,030
Tyler Technologies, Inc. (a)	4,000	74,960
Ultimate Software Group, Inc. (a)	3,100	102,145
Unica Corp. (a)	100	889
Unisys Corp. (a)	4,550	158,749
United Online, Inc.	8,974	67,126
VASCO Data Security International, Inc. (a)	3,300	27,225
VMware, Inc. (a)	7,147	380,935
VirnetX Holding Corp. (a)	4,400	21,120
Virtusa Corp. (a)	2,700	27,837
Vital Images, Inc. (a)	3,400	54,978
Vocus, Inc. (a)	2,300	39,215
Wave Systems Corp., Class A (a)	8,671	34,684
Web.Com Group, Inc. (a)	5,723	31,190
Websense, Inc. (a)	4,700	107,019
Zanett, Inc. (a)	125	249
Zix Corp. (a)(b)	15,000	34,650

		14,966,661

Support Services — 4.2%
3PAR, Inc. (a)	6,000	60,000
ABM Industries, Inc.	5,000	106,000
A.M. Castle & Co.	2,000	26,160
AMN Healthcare Services, Inc. (a)	4,420	38,896
AMREP Corp. (a)	500	7,265
APAC Customer Services, Inc. (a)	3,400	19,550
ATG, Inc. (a)	1,100	—
Acacia Research - Acacia Technologies (a)	3,300	35,739
Administaff, Inc.	2,500	53,350
The Advisory Board Co. (a)	2,800	88,200
Aecom Technology Corp. (a)	11,895	337,461
Alliance Data Systems Corp. (a)(b)	7,113	455,161
American Caresource Holdings, Inc. (a)	1,000	1,770
American Dental Partners, Inc. (a)	1,500	19,575
American Reprographics Co. (a)	4,200	37,674
Applied Industrial Technologies, Inc.	4,300	106,855

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	25

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (continued)
Arcadia Resources, Inc. (a)	18,770	$7,452
Barnes Group, Inc.	4,100	79,745
Barrett Business Services, Inc.	800	10,848
Black Box Corp.	1,900	58,444
Bowne & Co., Inc.	3,109	34,696
The Brink’s Co.	6,600	186,318
Brink’s Home Security Holdings, Inc. (a)	5,300	225,515
Broadridge Financial Solutions LLC	17,000	363,460
CBIZ, Inc. (a)	6,545	43,001
CDI Corp.	1,500	21,990
COMSYS IT Partners, Inc. (a)	1,400	24,472
CRA International, Inc. (a)	1,400	32,088
Cardtronics, Inc. (a)	1,324	16,643
Casella Waste Systems, Inc. (a)	6,600	33,198
Cass Information Systems, Inc.	500	15,575
Cenveo, Inc. (a)	5,463	47,310
Champion Industries, Inc. (a)	1,641	2,051
Clean Harbors, Inc. (a)	3,100	172,236
Coinstar, Inc. (a)(b)	4,600	149,500
Comfort Systems USA, Inc.	4,400	54,956
Consolidated Graphics, Inc. (a)	1,700	70,397
Convergys Corp. (a)	16,900	207,194
Cornell Cos., Inc. (a)	2,800	51,268
Corporate Executive Board Co.	5,500	146,245
Corrections Corp. of America (a)	15,800	313,788
CoStar Group, Inc. (a)	2,400	99,648
Crawford & Co., Class B (a)	3,200	13,024
Cross Country Healthcare, Inc. (a)	3,600	36,396
CyberSource Corp. (a)	9,150	161,406
DXP Enterprises, Inc. (a)	1,600	20,432
Deluxe Corp.	5,300	102,926
Dice Holdings, Inc. (a)	3,100	23,560
DigitalGlobe, Inc. (a)	2,800	78,260
Document Security Systems, Inc. (a)	2,500	9,725
DynCorp. International, Inc. (a)	2,600	29,874
ENGlobal Corp. (a)	700	1,939
eLoyalty Corp. (a)	40	225
Emdeon, Inc., Class A (a)	4,259	70,359
EnergySolutions, Inc.	8,400	54,012
Ennis, Inc.	2,300	37,421
Euronet Worldwide, Inc. (a)	5,245	96,665
ExlService Holdings, Inc. (a)	2,300	38,364
Exponent, Inc. (a)	1,700	48,484
FTI Consulting, Inc. (a)	7,150	281,138
Franklin Covey Co. (a)	3,300	26,202
Frontline Capital Group (a)	300	—
Fuel Tech, Inc. (a)	4,100	32,882
Furmamite Corp. (a)	2,100	10,899
G&K Services, Inc., Class A	3,500	90,580
GP Strategies Corp. (a)	3,400	28,424
Genpact Ltd. (a)	7,189	120,560
The Geo Group, Inc. (a)	7,800	154,596
GeoEye, Inc. (a)	2,300	67,850
Global Cash Access, Inc. (a)	4,400	35,948

Common Stocks	Shares	Value

Support Services (continued)
Global Payments, Inc.	10,920	$497,406
Harris Interactive, Inc. (a)	5,558	6,725
Heartland Payment Systems, Inc.	3,700	68,820
Heidrick & Struggles International, Inc.	2,800	78,484
Hewitt Associates, Inc., Class A (a)	11,346	451,344
Hudson Highland Group, Inc. (a)	2,122	9,337
Huron Consulting Group, Inc. (a)	3,400	69,020
Innerworkings, Inc. (a)	4,400	22,880
Interline Brands, Inc. (a)	3,600	68,904
Jack Henry & Associates, Inc.	11,800	283,908
Kaman Corp., Class A	2,895	72,404
Kelly Services, Inc., Class A (a)	4,900	81,634
Kforce, Inc. (a)	4,070	61,905
Korn/Ferry International (a)	6,600	116,490
LECG Corp. (a)	3,900	11,622
Lawson Products, Inc.	534	8,261
Lender Processing Services, Inc.	12,400	468,100
Lincoln Educational Services Corp. (a)	1,000	25,300
Lionbridge Technologies, Inc. (a)	9,400	34,122
M&F Worldwide Corp. (a)	1,600	48,960
MAXIMUS, Inc.	2,700	164,511
MSC Industrial Direct Co., Class A	5,000	253,600
MWI Veterinary Supply, Inc. (a)	1,400	56,560
Management Network Group, Inc. (a)	780	2,020
Manpower, Inc.	10,516	600,674
McGrath RentCorp	2,188	53,015
Metalico, Inc. (a)	7,500	44,925
Michael Baker Corp. (a)	900	31,032
Mistras Group, Inc. (a)	2,500	24,975
Mobile Mini, Inc. (a)	3,466	53,688
Moduslink Global Solutions, Inc. (a)	5,070	42,740
Nalco Holding Co.	18,300	445,239
Navigant Consulting, Inc. (a)	5,200	63,076
NeuStar, Inc., Class A (a)	8,400	211,680
Odyssey Marine Exploration, Inc. (a)	3,200	4,192
On Assignment, Inc. (a)	3,217	22,937
Online Resources Corp. (a)	1,900	7,657
Onvia, Inc. (a)	60	481
PRGX Global, Inc. (a)	4,070	23,891
Park-Ohio Holdings Corp. (a)	1,500	13,185
Perma-Fix Environmental Services (a)	700	1,568
Pfsweb, Inc. (a)	25	71
PowerSecure International, Inc. (a)	4,300	33,884
Protection One, Inc. (a)	1,175	13,442
RINO International Corp. (a)(b)	1,400	33,222
RSC Holdings, Inc. (a)(b)	4,900	39,004
Rentrak Corp. (a)	365	7,866
Resources Connection, Inc. (a)	4,900	93,933
SFN Group, Inc. (a)	5,700	45,657
SYKES Enterprises, Inc. (a)	6,153	140,535

26	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (concluded)
Schnitzer Steel Industries, Inc., Class A	3,150	$165,469
School Specialty, Inc. (a)	3,300	74,943
Sharps Compliance Corp. (a)	3,400	22,236
The Standard Register Co.	1,800	9,630
Startek, Inc. (a)	800	5,560
Symyx Technologies, Inc. (a)	2,400	10,776
Team, Inc. (a)	2,100	34,839
TeleTech Holdings, Inc. (a)	4,000	68,320
Tetra Tech, Inc. (a)	9,025	207,936
Thomas Group, Inc. (a)	2,000	1,300
Tier Technologies, Inc., Class B (a)	2,000	15,920
Towers Watson & Co.	5,440	258,400
TrueBlue, Inc. (a)	5,100	79,050
URS Corp. (a)	10,227	507,361
US Ecology, Inc.	2,360	37,996
Unifirst Corp.	2,200	113,300
United Rentals, Inc. (a)	9,860	92,487
United Stationers, Inc. (a)	2,600	153,010
Universal Technical Institute, Inc. (a)	2,655	60,587
Verisk Analytics, Inc. (a)	10,300	290,460
Viad Corp.	2,250	46,237
Volt Information Sciences, Inc. (a)	1,600	16,336
Waste Connections, Inc. (a)	10,125	343,845
Wright Express Corp. (a)	4,300	129,516

		13,294,245

Technology Hardware & Equipment — 7.5%
3Com Corp. (a)	47,590	365,967
3D Systems Corp. (a)	2,200	30,030
ADC Telecommunications, Inc. (a)	14,307	104,584
ATMI, Inc. (a)	3,500	67,585
AXT, Inc. (a)	3,201	10,211
Acme Packet, Inc. (a)	5,500	106,040
Actel Corp. (a)	2,900	40,165
Adaptec, Inc. (a)	19,400	63,438
Adtran, Inc.	9,080	239,258
Advanced Analogic Technologies, Inc. (a)	5,000	17,450
Advanced Energy Industries, Inc. (a)	3,500	57,960
Agilysys, Inc.	3,300	36,861
Airvana, Inc. (a)	2,000	15,320
Alliance Fiber Optic Products, Inc.	7,677	11,055
Amkor Technology, Inc. (a)	12,510	88,446
Amtech Systems, Inc. (a)	2,800	28,252
Anadigics, Inc. (a)	11,700	56,862
Applied Micro Circuits Corp. (a)	10,875	93,851
Arris Group, Inc. (a)	14,298	171,719
Aruba Networks, Inc. (a)	7,000	95,620
Atheros Communications, Inc. (a)	8,172	316,338
Atmel Corp. (a)	56,800	285,704
Audiovox Corp., Class A (a)	2,200	17,116
AuthenTec, Inc. (a)	3,100	6,665
Aviat Networks, Inc. (a)	8,900	59,007

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Aware, Inc. (a)	900	$2,160
Axcelis Technologies, Inc. (a)	19,500	32,370
Bell Microproducts, Inc. (a)	4,948	34,537
Blue Coat Systems, Inc. (a)	5,840	181,274
Brightpoint, Inc. (a)	10,759	81,015
Brocade Communications Systems, Inc. (a)	57,757	329,792
Brooks Automation, Inc. (a)	6,782	59,817
Cabot Microelectronics Corp. (a)	2,600	98,358
CalAmp Corp. (a)	4,958	13,932
Cavium Networks, Inc. (a)	5,300	131,758
Ceva, Inc. (a)	2,103	24,521
Ciena Corp. (a)	11,843	180,487
Cirrus Logic, Inc. (a)	10,600	88,934
Cohu, Inc.	2,400	33,048
Compellent Technologies, Inc. (a)	2,800	49,140
Comtech Telecommunications Corp. (a)	4,100	131,159
Concurrent Computer Corp. (a)	1,102	6,337
Conexant Systems, Inc. (a)	6,159	20,941
Cray, Inc. (a)	3,675	21,866
Cree, Inc. (a)	12,041	845,519
Crown Castle International Corp. (a)	31,790	1,215,332
Cymer, Inc. (a)	4,505	168,037
Cypress Semiconductor Corp. (a)	20,153	231,760
DSP Group, Inc. (a)	3,900	32,487
Dataram Corp. (a)	100	244
Diebold, Inc.	7,673	243,694
Digi International, Inc. (a)	2,800	29,792
Diodes, Inc. (a)	3,450	77,280
Ditech Networks, Inc. (a)	5,500	8,965
Dot Hill Systems Corp. (a)	6,865	10,229
Dycom Industries, Inc. (a)	4,133	36,246
EF Johnson Technologies, Inc. (a)	3,700	3,450
EMS Technologies, Inc. (a)	2,000	33,200
EchoStar Holding Corp. (a)	4,673	94,768
Electronics for Imaging, Inc. (a)	5,600	65,128
eMagin Corp. (a)	2,301	8,652
Emcore Corp. (a)	8,600	10,406
Emulex Corp. (a)	11,000	146,080
EndWare Corp. (a)	1,606	4,417
Entegris, Inc. (a)	13,836	69,733
Entorian Technologies, Inc. (a)	766	1,907
Entropic Communications, Inc. (a)	5,700	28,956
Exar Corp. (a)	5,457	38,472
Extreme Networks, Inc. (a)	13,000	39,910
F5 Networks, Inc. (a)	10,500	645,855
FSI International, Inc. (a)	9,000	34,830
Fairchild Semiconductor International, Inc. (a)	16,602	176,811
Finisar Corp. (a)	9,016	141,641
Formfactor, Inc. (a)	7,600	134,976
Fusion Telecommunications International, Inc. (a)	4,500	450

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	27

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
GSI Technology, Inc. (a)	2,700	$12,582
GTSI Corp. (a)	1,700	9,435
Gerber Scientific, Inc. (a)	3,800	23,598
Globecomm Systems, Inc. (a)	2,300	17,687
Harmonic, Inc. (a)	10,500	66,255
Hittite Microwave Corp. (a)	2,100	92,337
Hughes Communications, Inc. (a)	900	25,065
Hutchinson Technology, Inc. (a)	5,295	33,041
Hypercom Corp. (a)	3,100	11,966
ICO Global Communications Holdings Ltd. (a)	18,206	21,847
ID Systems, Inc. (a)	1,600	4,784
iGO, Inc. (a)	4,128	8,297
IXYS Corp. (a)	2,700	23,058
Ikanos Communications, Inc. (a)	5,800	17,400
Imation Corp. (a)	3,300	36,333
Infinera Corp. (a)	10,300	87,756
Infosonics Corp. (a)	3,600	3,348
Ingram Micro, Inc., Class A (a)	22,230	390,137
Insight Enterprises, Inc. (a)	4,500	64,620
Integral Systems, Inc. (a)	4,380	42,179
Integrated Device Technology, Inc. (a)	25,670	157,357
Integrated Silicon Solutions, Inc. (a)	5,470	57,709
InterDigital, Inc. (a)	6,100	169,946
Intermec, Inc. (a)	5,000	70,900
International Rectifier Corp. (a)	7,900	180,910
Intersil Corp., Class A	17,515	258,521
Ixia (a)	2,600	24,102
KVH Industries, Inc. (a)	3,100	40,889
Kopin Corp. (a)	4,500	16,650
Kulicke & Soffa Industries, Inc. (a)	11,200	81,200
LRAD Corp. (a)	4,968	7,651
LTX-Credence Corp. (a)	22,835	69,190
Lam Research Corp. (a)	15,500	578,460
Lantronix, Inc. (a)	1,124	4,001
LaserCard Corp. (a)	2,995	18,839
Lattice Semiconductor Corp. (a)	22,370	82,098
Limelight Networks, Inc. (a)	7,100	25,986
Loral Space & Communications Ltd. (a)	1,400	49,168
MIPS Technologies, Inc. (a)	10,300	45,938
MKS Instruments, Inc. (a)	6,953	136,209
Marvell Technology Group Ltd. (a)	62,800	1,279,864
Mastec, Inc. (a)	5,100	64,311
Mattson Technology, Inc. (a)	5,200	24,024
Maxim Integrated Products, Inc.	41,400	802,746
Mercury Computer Systems, Inc. (a)	2,095	28,743
Micrel, Inc.	7,660	81,656
Micros Systems, Inc. (a)	9,400	309,072
Microsemi Corp. (a)	8,917	154,621
Microtune, Inc. (a)	2,000	5,460
Mindspeed Technologies, Inc. (a)	5,593	44,800

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Monolithic Power Systems, Inc. (a)	5,700	$127,110
MoSys, Inc. (a)	1,855	7,439
NCR Corp. (a)	21,674	299,101
NETGEAR, Inc. (a)	4,500	117,450
Nanometrics, Inc. (a)	3,600	34,128
NetList, Inc. (a)	1,850	6,660
Netlogic Microsystems, Inc. (a)	5,800	170,694
Network Engines, Inc. (a)	7,500	14,025
Network Equipment Technologies, Inc. (a)	1,800	9,918
Neutral Tandem, Inc. (a)	4,771	76,241
Nextwave Wireless, Inc. (a)	26,600	12,505
Novatel Wireless, Inc. (a)	5,930	39,909
ON Semiconductor Corp. (a)	52,581	420,648
Occam Networks, Inc. (a)	600	3,936
Oclaro, Inc. (a)	21,377	58,787
Omnivision Technologies, Inc. (a)	7,672	131,805
Oplink Communications, Inc. (a)	2,200	40,788
OpNext, Inc. (a)	3,400	8,024
Optical Cable Corp. (a)	589	1,967
Overland Storage, Inc. (a)	1,956	4,401
PAR Technology Corp. (a)	1,000	6,050
PC Connection, Inc. (a)	3,000	18,600
PLX Technology, Inc. (a)	2,900	15,283
PMC-Sierra, Inc. (a)	27,100	241,732
Palm, Inc. (a)(b)	20,608	77,486
ParkerVision, Inc. (a)	1,200	2,040
Peco II, Inc. (a)	538	3,126
Performance Technologies, Inc. (a)	1,109	2,950
Pericom Semiconductor Corp. (a)	3,200	34,272
Photronics, Inc. (a)	8,900	45,301
Pixelworks, Inc. (a)	1,100	6,325
Plantronics, Inc.	5,400	168,912
Polycom, Inc. (a)	11,629	355,615
Power Integrations, Inc.	4,300	177,160
Preformed Line Products Co.	400	15,260
Presstek, Inc. (a)	4,011	17,969
Quantum Corp. (a)	21,539	56,648
QuickLogic Corp. (a)	2,750	7,975
RF Micro Devices, Inc. (a)	30,886	153,812
Radiant Systems, Inc. (a)	3,100	44,237
Radisys Corp. (a)	2,800	25,088
Rambus, Inc. (a)(b)	13,800	301,530
Rimage Corp. (a)	1,600	23,136
Riverbed Technology, Inc. (a)	7,600	215,840
Rudolph Technologies, Inc. (a)	5,828	49,946
SBA Communications Corp., Class A (a)	16,100	580,727
SCM Microsystems, Inc. (a)	1,712	3,253
STEC, Inc. (a)(b)	4,492	53,814
SYNNEX Corp. (a)	2,000	59,120
ScanSource, Inc. (a)	2,900	83,462
SeaChange International, Inc. (a)	3,100	22,258
Seagate Technology Holdings	66,332	1,211,222
Semtech Corp. (a)	6,300	109,809

28	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
Shoretel, Inc. (a)	1,700	$11,237
Sigma Designs, Inc. (a)	5,100	59,823
Silicon Graphics International Corp. (a)	5,400	57,726
Silicon Image, Inc. (a)	8,200	24,764
Silicon Laboratories, Inc. (a)	5,700	271,719
Silicon Storage Technology, Inc. (a)	6,000	18,240
Skyworks Solutions, Inc. (a)	23,664	369,158
Smart Modular Technologies WWH, Inc. (a)	3,200	24,672
Sonic Foundry, Inc. (a)	650	4,908
SonicWALL, Inc. (a)	9,600	83,424
Sonus Networks, Inc. (a)	26,675	69,622
Standard Microsystems Corp. (a)	2,400	55,872
Stratasys, Inc. (a)	3,240	78,991
Super Micro Computer, Inc. (a)	3,900	67,392
Superconductor Technologies, Inc. (a)	1,818	5,345
Supertex, Inc. (a)	2,400	61,416
Sycamore Networks, Inc.	2,030	40,823
Symmetricom, Inc. (a)	4,876	28,427
Synaptics, Inc. (a)(b)	4,844	133,743
Syniverse Holdings, Inc. (a)	7,300	142,131
Systemax, Inc.	1,200	26,088
TNS, Inc. (a)	2,800	62,440
Tech Data Corp. (a)	7,100	297,490
Techwell, Inc. (a)	1,900	35,530
Tegal Corp. (a)	2,046	2,394
Tekelec (a)	10,100	183,416
Telular Corp. (a)	4,030	12,251
Tessera Technologies, Inc. (a)	5,500	111,540
Transact Technologies, Inc. (a)	1,140	8,299
Transwitch Corp. (a)	2,816	7,885
Trident Microsystems, Inc. (a)	6,900	12,006
TriQuint Semiconductor, Inc. (a)	22,470	157,290
Ultra Clean Holdings, Inc. (a)	3,700	31,524
Ultratech, Inc. (a)	3,900	53,040
UTStarcom, Inc. (a)(b)	11,000	30,690
Varian Semiconductor Equipment Associates, Inc. (a)	9,350	309,672
Veraz Networks, Inc. (a)	3,300	3,300
VeriFone Holdings, Inc. (a)	9,000	181,890
Viasat, Inc. (a)	4,900	169,589
Virage Logic Corp. (a)	2,300	18,078
Volterra Semiconductor Corp. (a)	4,200	105,420
Westell Technologies, Inc., Class A (a)	9,681	13,747
White Electronic Designs Corp. (a)	3,100	21,700
WorldGate Communications, Inc. (a)	200	100
Zhone Technologies, Inc. (a)	4,204	11,561
Zoran Corp. (a)	5,661	60,912

		23,661,702

Common Stocks	Shares	Value

Tobacco — 0.2%
Alliance One International, Inc. (a)	13,500	$68,715
Schweitzer-Mauduit International, Inc.	2,400	114,144
Star Scientific, Inc. (a)	12,395	31,607
Universal Corp.	3,645	192,055
Vector Group Ltd.	6,336	97,765

		504,286

Travel & Leisure — 4.3%
AFC Enterprises, Inc. (a)	2,800	30,044
AMR Corp. (a)(c)	42,193	384,378
AirTran Holdings, Inc. (a)	17,453	88,661
Alaska Air Group, Inc. (a)	3,900	160,797
All-American SportPark, Inc. (a)	4,038	509
Allegiant Travel Co. (a)(b)	2,200	127,292
Ambassadors Group, Inc.	2,500	27,625
Ambassadors International, Inc. (a)	1,800	936
American, Classic Voyages Co. (a)	100	—
Ameristar Casinos, Inc.	2,600	47,372
Avis Budget Group, Inc. (a)	13,773	158,390
BJ’s Restaurants, Inc. (a)	3,800	88,540
Bally Technologies, Inc. (a)	6,700	271,618
Benihana, Inc. (a)	615	4,200
Benihana, Inc., Class A (a)	2,630	17,095
Bluegreen Corp. (a)	1,100	3,597
Bob Evans Farms, Inc.	3,300	102,003
Bowl America, Inc., Class A	210	2,730
Boyd Gaming Corp. (a)(b)	6,100	60,268
Brinker International, Inc.	12,600	242,928
Buffalo Wild Wings, Inc. (a)	2,900	139,519
Burger King Holdings, Inc.	12,000	255,120
CEC Entertainment, Inc. (a)	2,650	100,939
CKE Restaurants, Inc.	5,600	61,992
California Pizza Kitchen, Inc. (a)	4,900	82,271
Carmike Cinemas, Inc. (a)	2,500	34,675
Century Casinos, Inc. (a)	5,916	14,790
The Cheesecake Factory, Inc. (a)	8,317	225,058
Chipotle Mexican Grill, Inc., Class A (a)	3,800	428,146
Choice Hotels International, Inc.	3,400	118,354
Churchill Downs, Inc.	800	30,000
Cinemark Holdings, Inc.	4,169	76,459
Continental Airlines, Inc., Class B (a)	18,216	400,206
Cosi, Inc. (a)(b)	6,845	6,058
Cracker Barrel Old Country Store, Inc.	3,315	153,750
Delta Air Lines, Inc. (a)	99,907	1,457,643
Denny’s Corp. (a)	10,600	40,704
Diamondhead Casino Corp. (a)	5,943	6,002
DineEquity, Inc. (a)	1,700	67,201
Dollar Thrifty Automotive Group, Inc. (a)	3,409	109,531
Domino’s Pizza, Inc. (a)	4,800	65,472

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	29

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Travel & Leisure (continued)
Dover Downs Gaming & Entertainment, Inc.	3,116		$12,339
Dover Motorsports, Inc.	4,712		9,707
Einstein Noah Restaurant Group, Inc. (a)	1,100		13,365
Elixir Gaming Technologies, Inc. (a)	7,758		1,924
Empire Resorts, Inc. (a)	5,300		9,646
ExpressJet Holdings, Inc. (a)	714		2,692
Famous Dave’s of America, Inc. (a)	2,500		20,125
Flanigan’s Enterprises, Inc. (a)	200		1,320
Full House Resorts, Inc. (a)	3,662		10,510
Gaming Partners International Corp.	1,400		8,666
Gaylord Entertainment Co. (a)	3,820		111,888
Great Lakes Aviation Ltd. (a)	700		966
Great Wolf Resorts, Inc. (a)	4,000		12,720
Hawaiian Holdings, Inc. (a)	6,302		46,446
Hertz Global Holdings, Inc. (a)(b)	22,913		228,901
Hyatt Hotels Corp. (a)	5,100		198,696
InnSuites Hospitality Trust	800		960
International Speedway Corp., Class A	3,200		82,464
Interval Leisure Group, Inc. (a)	4,089		59,536
Isle of Capri Casinos, Inc. (a)	2,900		22,562
Jack in the Box, Inc. (a)	6,200		146,010
JetBlue Airways Corp. (a)	35,175		196,276
Krispy Kreme Doughnuts, Inc. (a)	6,400		25,728
Landry’s Restaurants, Inc. (a)	1,200		21,504
Las Vegas Sands Corp. (a)(b)	55,900		1,182,285
Life Time Fitness, Inc. (a)	4,500		126,450
Live Nation, Inc. (a)	17,191		249,269
Lodgian, Inc. (a)	3,471		8,678
Luby’s, Inc. (a)	1,700		6,698
MGM Mirage (a)(b)	31,511		378,132
MTR Gaming Group, Inc. (a)	4,068		8,258
Madison Square Garden, Inc. (a)	8,800		191,224
Marcus Corp.	1,500		19,485
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,700		17,119
Monarch Casino & Resort, Inc. (a)	1,900		16,226
Morgans Hotel Group Co. (a)	3,800		24,358
Multimedia Games, Inc. (a)	1,900		7,410
O’Charleys, Inc.	2,105		18,819
Orbitz Worldwide, Inc. (a)	4,800		34,128
Orient Express Hotels Ltd., Class A (a)	12,400		175,832
P.F. Chang’s China Bistro, Inc. (a)	3,495		154,234
Panera Bread Co., Class A (a)	4,300		328,907
Papa John’s International, Inc. (a)	2,900		74,559
Peet’s Coffee & Tea, Inc. (a)	2,400		95,160
Penn National Gaming, Inc. (a)	9,700		269,660
Pinnacle Airlines Corp. (a)	4,300		31,949
Pinnacle Entertainment, Inc. (a)	6,600		64,284
Premier Exhibitions, Inc. (a)	7,136		11,275
Reading International, Inc., Class A (a)	1,300		5,551

Common Stocks	Shares		Value

Travel & Leisure (concluded)
Red Lion Hotels Corp. (a)	500		$3,610
Red Robin Gourmet Burgers, Inc. (a)	3,014		73,662
Regal Entertainment Group, Series A	12,000		210,840
Republic Airways Holdings, Inc. (a)	7,300		43,216
Rick’s Cabaret International, Inc. (a)	2,300		29,440
Royal Caribbean Cruises Ltd. (b)	18,028		594,744
Ruby Tuesday, Inc. (a)	5,700		60,249
Ruth’s Hospitality Group, Inc. (a)	7,209		38,208
Scientific Games Corp., Class A (a)	7,400		104,192
Shuffle Master, Inc. (a)	9,143		74,881
Silverleaf Resorts, Inc. (a)	7,123		8,619
Six Flags, Inc. (a)	11,700		1,591
SkyWest, Inc.	6,000		85,680
Sonesta International Hotels Corp., Class A	200		2,600
Sonic Corp. (a)	6,737		74,444
Speedway Motorsports, Inc.	1,500		23,415
The Steak N Shake Co. (a)	245		93,411
Steiner Leisure Ltd. (a)	1,600		70,912
Texas Roadhouse, Inc., Class A (a)	8,800		122,232
Town Sports International Holdings, Inc. (a)	700		2,737
Travelzoo, Inc. (a)	1,100		16,511
UAL Corp. (a)(b)	21,640		423,062
US Airways Group, Inc. (a)(b)	20,775		152,696
VCG Holding Corp. (a)	3,341		8,018
Vail Resorts, Inc. (a)	5,400		216,486
Vanguard Airlines, Inc. (a)	200		—
WMS Industries, Inc. (a)	7,200		301,968
Wendys	45,600		228,000
World Wrestling Entertainment, Inc.	5,100		88,230
Youbet.com, Inc. (a)	3,490		10,261

			13,601,689

Total Common Stocks – 97.2%			306,839,401

Other Interests (e)	Beneficial Interest (000)

Chemicals — 0.0%
Eden Bioscience Liquidating Trust	—	(f)	380

Industrial Engineering — 0.0%
Soft Branos, Inc.	—	(f)	2

Total Other Interests – 0.0%			382

30	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Rights	Shares	Value

Health Care Equipment & Services — 0.0%
Aplindore Contingent Value (Expires 6/24/10)	2,600	—
H3 Contingent Value (Expires 12/24/12)	2,600	—
Merk Contingent Value (Non-Expiring)	2,600	—

		—

Pharmaceuticals & Biotechnology — 0.0%
Avigen, Inc. Contingent Value (Expires 7/21/11)	1,000	$41
Ligand Pharmaceuticals, Inc. (Expires 12/31/11)	4,000	—

		41

Real Estate Investment & Services — 0.0%
Real Estate (Expires 6/24/10)	2,600	—

Total Rights – 0.0%		41

Warrants (g)

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (h)	30	—

Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)	249	124

Technology Hardware & Equipment — 0.0%
Lantronix, Inc. (Expires 2/09/11)	2	—

Total Warrants – 0.0%		124

Total Long-Term Investments (Cost – $281,043,458) – 97.2%		306,839,948

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.12% (d)(i)	8,457,913	8,457,913

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(i)(j)	$18,571	18,571,043

Total Short-Term Securities (Cost – $27,028,956) – 8.6%		27,028,956

		Value

Total Investments (Cost – $308,072,414*) – 105.8%		$333,868,904
Liabilities in Excess of Other Assets – (5.8)%		(18,199,481)

Net Assets – 100.0%		$315,669,423

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$311,263,903

Gross unrealized appreciation	$61,002,471
Gross unrealized depreciation	(38,397,470)

Net unrealized appreciation	$22,605,001

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, was as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Income

BlackRock, Inc.	$62,148	—	—	$5,500
BlackRock Liquidity Funds, TempCash, Institutional Class	—	$1,053,790	—	$2,341
BlackRock Liquidity Series, LLC Money Market Series	$4,683,413	—	—	$43,838

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)	Amount is less than $1,000.

(g)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)	Restricted security as to resale, representing 0.0% of net assets, were as follows:

Issue	Acquisition Dates	Cost	Value

GreenHunter Energy, Inc.	4/18/08-5/16/08	—	—

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash collateral from loaned securities.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	31

Schedule of Investments (continued)	Master Extended Market Index Series

•	Financial futures contracts purchase as of March 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

60	Russell 2000 ICE EMINI	June 2010	$4,003,588	$59,012
59	S&P 400 Midcap EMINI	June 2010	$4,583,288	66,502

Total				$125,514

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

	•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

		•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,859,503	—	—	$3,859,503
Alternative Energy	538,753	—	—	538,753
Automobiles & Parts	3,581,912	—	—	3,581,912
Banks	16,538,846	—	—	16,538,846

32	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Extended Market Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Beverages	$793,032	—	—	$793,032
Chemicals	8,401,010	—	—	8,401,010
Construction & Materials	7,080,277	—	—	7,080,277
Electricity	6,186,731	—	—	6,186,731
Electronic & Electrical Equipment	10,679,558	—	—	10,679,558
Financial Services	10,540,806	—	—	10,540,806
Fixed Line Tele-Communications	2,252,801	—	—	2,252,801
Food & Drug Retailers	1,631,167	—	—	1,631,167
Food Producers	6,684,186	—	—	6,684,186
Forestry & Paper	786,118	—	$9,538	795,656
Gas, Water & Multiutilities	4,361,871	—	—	4,361,871
General Industrials	3,637,343	—	—	3,637,343
General Retailers	17,328,644	—	—	17,328,644
Health Care Equipment & Services	19,585,535	—	—	19,585,535
Household Goods & Home Construction	6,088,971	—	—	6,088,971
Industrial Engineering	9,932,175	—	—	9,932,175
Industrial Metals & Mining	3,041,605	—	—	3,041,605
Industrial Transportation	4,635,256	—	—	4,635,256
Leisure Goods	3,076,240	—	—	3,076,240
Life Insurance	1,449,216	—	—	1,449,216
Machinery:
Agricultural	6,438,107	—	—	6,438,107
Media	9,923,119	—	—	9,923,119
Mining	3,815,499	—	—	3,815,499
Mobile Tele-Communications	1,768,807	—	—	1,768,807
Nonlife Insurance	12,982,879	—	—	12,982,879
Oil & Gas Producers	11,553,289	—	—	11,553,289
Personal Goods	4,256,063	—	—	4,256,063

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	33

Schedule of Investments (continued)	Master Extended Market Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Pharmaceuticals & Biotechnology	$15,186,047	—	—	$15,186,047
Real Estate Investment & Services	1,822,133	—	—	1,822,133
Real Estate Investment Trusts (REITs)	20,363,781	—	—	20,363,781
Software	—	—	—	—
Software & Computer Services	14,966,661	—	—	14,966,661
Support Services	13,294,245	—	—	13,294,245
Technology Hardware & Equipment	23,661,702	—	—	23,661,702
Tobacco	504,286	—	—	504,286
Travel & Leisure	13,601,689	—	—	13,601,689
Other Interests:
Chemicals	—	—	$380	380
Industrial Engineering	—	—	2	2
Rights:	—	—	—	—
Pharmaceuticals & Biotechnology	—	—	41	41
Warrants:
Automobiles & Parts	124	—-	—	124
Short-Term Securities	8,457,913	$18,571,043	—	27,028,956

Total	$315,287,900	$18,571,043	$9,961	$333,868,904

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$125,514	—	—	$125,514

Total	$125,514	—	—	$125,514

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

34	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (concluded)	Master Extended Market Index Series

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Chemicals	Forestry & Paper	Industrial Engineering	Pharmaceuticals & Biotechnology	Total

Assets:
Balance, as of December 31, 2009	$380	$—	$2	$41	$423
Accrued discounts/premiums.	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation/depreciation [2]
Purchases.	—	—	—	—	—
Sales	—	—	—	—	—
Transfers in [3]	—	$9,538	—	—	9,538
Transfers out [3]	—	—	—	—	—

Balance, as of March 31, 2010	$380	$9,538	$2	$41	$9,961

[2]	The change in the unrealized appreciation/depreciation on the securities still held on March 31, 2010 was $0.

[3]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	35

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 27, 2010